UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS MidCap Opportunities VIP Series †

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 84.3%
Biotechnology Research & Production — 3.8%
Celgene Corp.(1)	570	$25,308
Cephalon, Inc.(1)	410	27,921
Myriad Genetics, Inc.(1)	660	30,010
OSI Pharmaceuticals, Inc.(1)	430	16,452
		99,691
Cable Television Services — 2.9%
The DIRECTV Group, Inc.(1)	3,310	75,435
		75,435
Chemicals — 1.4%
FMC Corp.	860	37,100
		37,100
Computer Services, Software & Systems — 6.5%
Akamai Technologies, Inc.(1)	4,060	78,764
McAfee, Inc.(1)	1,800	60,300
VeriSign, Inc.(1)	1,570	29,626
		168,690
Computer Technology — 1.0%
EMC Corp.(1)	2,240	25,536
		25,536
Drugs & Pharmaceuticals — 3.0%
Mead Johnson Nutrition Co., Class A(1)	1,050	30,314
Mylan, Inc.(1)	1,420	19,042
United Therapeutics Corp.(1)	270	17,844
Vertex Pharmaceuticals, Inc.(1)	380	10,917
		78,117
Education Services — 1.7%
Strayer Education, Inc.	250	44,968
		44,968
Electrical & Electronics — 3.9%
Amphenol Corp., Class A	1,730	49,288
Corning, Inc.	3,910	51,885
		101,173
Electrical Equipment & Components — 0.7%
AMETEK, Inc.	580	18,137
		18,137
Electronics — 0.8%
FLIR Systems, Inc.(1)	1,060	21,709
		21,709
Electronics - Medical Systems — 1.9%
Illumina, Inc.(1)	1,320	49,157
		49,157
Electronics - Other — 2.2%
Activision Blizzard, Inc.(1)	5,490	57,425
		57,425
Electronics - Semi-Conductors/Components — 7.3%
Broadcom Corp., Class A(1)	3,550	70,929
Marvell Technology Group Ltd.(1)	5,180	47,449
Microchip Technology, Inc.	2,230	47,254
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,700	24,165
		189,797
Financial Data Processing Services & Systems — 3.3%
Global Payments, Inc.	1,260	42,097
MasterCard, Inc., Class A	270	45,219
		87,316
Financial Information Services — 1.1%
FactSet Research Systems, Inc.	570	28,494
		28,494
Identification Control & Filter Devices — 2.1%
Flowserve Corp.	660	37,039
IDEX Corp.	830	18,152
		55,191
Investment Management Companies — 1.3%
Northern Trust Corp.	580	34,696
		34,696
Leisure Time — 1.8%
Priceline.com, Inc.(1)	610	48,056
		48,056
Machinery - Oil Well Equipment & Services — 3.4%
Core Laboratories N.V.	560	40,970
Oceaneering International, Inc.(1)	450	16,591
Smith International, Inc.	1,460	31,361
		88,922
Medical & Dental Instruments & Supplies — 4.2%
Inverness Medical Innovations, Inc.(1)	920	24,500
ResMed, Inc.(1)	840	29,685
St. Jude Medical, Inc.(1)	1,560	56,675
		110,860
Medical Services — 2.5%
Covance, Inc.(1)	760	27,079
Quest Diagnostics, Inc.	780	37,034
		64,113
Metal Fabricating — 1.2%
Precision Castparts Corp.	510	30,549
		30,549
Metals & Minerals Miscellaneous — 1.9%
Compass Minerals International, Inc.	870	49,042
		49,042
Oil - Crude Producers — 3.6%
Comstock Resources, Inc.(1)	530	15,794
Range Resources Corp.	880	36,221
Southwestern Energy Co.(1)	1,460	43,347
		95,362
Production Technology Equipment — 1.4%
Lam Research Corp.(1)	1,560	35,521
		35,521
Restaurants — 2.7%
Burger King Holdings, Inc.	1,260	28,917
Yum! Brands, Inc.	1,520	41,770
		70,687
Retail — 7.3%
Advance Auto Parts, Inc.	410	16,843
Aeropostale, Inc.(1)	1,335	35,458
Netflix, Inc.(1)	670	28,756
Ross Stores, Inc.	1,700	60,996
Urban Outfitters, Inc.(1)	2,940	48,128
		190,181
Securities Brokerage & Services — 1.8%
CME Group, Inc.	100	24,639
IntercontinentalExchange, Inc.(1)	310	23,086
		47,725
Services - Commercial — 2.8%
FTI Consulting, Inc.(1)	1,030	50,964
Ritchie Bros. Auctioneers, Inc.	1,210	22,494
		73,458
Telecommunications Equipment — 2.7%
American Tower Corp., Class A(1)	2,310	70,293
		70,293

†	Effective 05/01/2009, the Fund changed its name to RS Mid Cap Growth VIP Series.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS MidCap Opportunities VIP Series † (continued)

March 31, 2009 (unaudited)	Shares	Value
Truckers — 1.0%
C.H. Robinson Worldwide, Inc.	580	$26,454
		26,454
Utilities - Telecommunications — 1.1%
NII Holdings, Inc.(1)	2,000	30,000
		30,000
Total Common Stocks (Cost $2,045,649)		2,203,855

	Principal Amount
Repurchase Agreements — 16.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $437,002, due 4/1/2009, collateralized by U.S. Treasury Bond, 0.00%, due 9/10/2009, with a value of $449,280	$437,000	437,000
Total Repurchase Agreements (Cost $437,000)		437,000
Total Investments — 101.0% (Cost $2,482,649)		2,640,855
Other Liabilities, Net — (1.0)%		(26,993)
Total Net Assets — 100.0%		$2,613,862

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,203,855
Level 2 – Significant Other Observable Inputs	437,000
Level 3 – Significant Unobservable Inputs	—
Total	$2,640,855

†	Effective 05/01/2009, the Fund changed its name to RS Mid Cap Growth VIP Series.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 90.6%
Advertising Agencies — 1.1%
ValueClick, Inc.(1)	2,116	$18,007
		18,007
Cable Television Services — 0.9%
The DIRECTV Group, Inc.(1)	650	14,814
		14,814
Communications Technology — 12.4%
Aruba Networks, Inc.(1)	4,660	14,632
Brocade Communications Systems, Inc.(1)	11,610	40,055
Ceragon Networks Ltd.(1)	3,530	15,003
Cisco Systems, Inc.(1)	2,660	44,608
QUALCOMM, Inc.	1,620	63,034
Research In Motion Ltd.(1)	290	12,490
ShoreTel, Inc.(1)	2,110	9,094
Sonus Networks, Inc.(1)	7,930	12,450
		211,366
Computer Services, Software & Systems — 29.4%
3PAR, Inc.(1)	1,570	10,315
Akamai Technologies, Inc.(1)	1,560	30,264
ArcSight, Inc.(1)	500	6,385
comScore, Inc.(1)	900	10,881
Digital River, Inc.(1)	2,040	60,833
Equinix, Inc.(1)	280	15,722
Google, Inc., Class A(1)	240	83,535
GSI Commerce, Inc.(1)	2,960	38,776
Informatica Corp.(1)	750	9,945
Internet Brands, Inc., Class A(1)	4,750	27,883
McAfee, Inc.(1)	660	22,110
Microsoft Corp.	3,920	72,010
Omniture, Inc.(1)	2,681	35,362
PROS Holdings, Inc.(1)	5,975	27,784
VeriSign, Inc.(1)	1,020	19,247
Yahoo! Inc.(1)	2,300	29,463
		500,515
Computer Technology — 10.2%
Apple, Inc.(1)	580	60,970
EMC Corp.(1)	1,350	15,390
NetApp, Inc.(1)	1,460	21,666
Netezza Corp.(1)	2,312	15,722
Seagate Technology	7,310	43,933
Super Micro Computer, Inc.(1)	1,447	7,119
Synaptics, Inc.(1)	310	8,296
		173,096
Consumer Electronics — 1.9%
TiVo, Inc.(1)	4,700	33,088
		33,088
Consumer Products — 2.4%
Nintendo Co., Ltd., ADR	1,120	40,880
		40,880
Electrical & Electronics — 1.0%
Corning, Inc.	1,230	16,322
		16,322
Electronics - Other — 0.9%
Activision Blizzard, Inc.(1)	1,470	15,376
		15,376
Electronics - Semi-Conductors/Components — 13.8%
Atheros Communications(1)	810	11,875
Broadcom Corp., Class A(1)	1,480	29,570
Cavium Networks, Inc.(1)	1,356	15,648
FormFactor, Inc.(1)	980	17,660
Hittite Microwave Corp.(1)	540	16,848
Marvell Technology Group Ltd.(1)	3,150	28,854
Micron Technology, Inc.(1)	4,230	17,174
Monolithic Power Systems, Inc.(1)	1,220	18,910
Netlogic Microsystems, Inc.(1)	580	15,938
O2Micro International Ltd., ADR(1)	12,515	42,801
ON Semiconductor Corp.(1)	3,060	11,934
PLX Technology, Inc.(1)	3,200	6,944
		234,156
Leisure Time — 1.6%
Priceline.com, Inc.(1)	350	27,573
		27,573
Machinery - Industrial/Specialty — 0.6%
Flow International Corp.(1)	6,860	11,113
		11,113
Printing And Copying Services — 1.4%
VistaPrint Ltd.(1)	880	24,191
		24,191
Retail — 5.2%
Amazon.com, Inc.(1)	650	47,736
Netflix, Inc.(1)	430	18,456
Shutterfly, Inc.(1)	2,320	21,738
		87,930
Services - Commercial — 1.1%
Ctrip.com International Ltd., ADR	690	18,906
		18,906
Telecommunications Equipment — 0.9%
American Tower Corp., Class A(1)	510	15,519
		15,519
Utilities - Telecommunications — 5.8%
Cbeyond, Inc.(1)	950	17,889
j2 Global Communications, Inc.(1)	1,491	32,638
Leap Wireless International, Inc.(1)	870	30,337
NII Holdings, Inc.(1)	1,160	17,400
		98,264
Total Common Stocks (Cost $1,754,164)		1,541,116

	Principal Amount
Repurchase Agreements — 10.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $171,001, due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $174,720	$171,000	171,000
Total Repurchase Agreements (Cost $171,000)		171,000
Total Investments — 100.6% (Cost $1,925,164)		1,712,116
Other Liabilities, Net — (0.6)%		(10,750)
Total Net Assets — 100.0%		$1,701,366

(1)	Non-income producing security.

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

`

Schedule of Investments — RS Technology VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,541,116
Level 2 – Significant Other Observable Inputs	171,000
Level 3 – Significant Unobservable Inputs	—
Total	$1,712,116

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 90.2%
Auto Parts - Original Equipment — 1.6%
BorgWarner, Inc.	8,639	$175,372
		175,372
Banks - Outside New York City — 3.3%
City National Corp.	3,468	117,115
Commerce Bancshares, Inc.	3,310	120,153
FirstMerit Corp.	7,506	136,609
		373,877
Cable Television Services — 2.5%
Liberty Global, Inc., Class A(1)	4,250	61,880
Liberty Global, Inc., Series C(1)	15,581	220,159
		282,039
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(1)	29,934	362,501
		362,501
Coal — 3.0%
Peabody Energy Corp.	13,440	336,538
		336,538
Communications Technology — 3.1%
Comverse Technology, Inc.(1)	59,762	343,034
		343,034
Computer Services, Software & Systems — 6.2%
ACI Worldwide, Inc.(1)	29,144	546,450
Progress Software Corp.(1)	8,319	144,418
		690,868
Education Services — 3.5%
Career Education Corp.(1)	16,589	397,472
		397,472
Electronics - Semi-Conductors/Components — 1.8%
Atmel Corp.(1)	56,859	206,398
		206,398
Entertainment — 2.9%
Lions Gate Entertainment Corp.(1)	53,557	270,463
Live Nation, Inc.(1)	19,623	52,393
		322,856
Financial Data Processing Services & Systems — 11.7%
Broadridge Financial Solutions, Inc.	24,914	463,649
Euronet Worldwide, Inc.(1)	34,930	456,186
Jack Henry & Associates, Inc.	23,771	387,943
		1,307,778
Financial Miscellaneous — 1.2%
MoneyGram International, Inc.(1)	115,553	136,352
		136,352
Foods — 3.4%
NBTY, Inc.(1)	27,155	382,342
		382,342
Health Care Management Services — 3.2%
Magellan Health Services, Inc.(1)	9,810	357,476
		357,476
Insurance - Life — 1.6%
Torchmark Corp.	6,616	173,538
		173,538
Insurance - Multi-Line — 1.7%
Assurant, Inc.	8,961	195,171
		195,171
Insurance - Property-Casualty — 6.9%
Alleghany Corp.(1)	388	104,974
Arch Capital Group Ltd.(1)	3,953	212,908
Employers Holdings, Inc.	10,081	96,173
First American Corp.	8,201	217,408
Hanover Insurance Group, Inc.	5,100	146,982
		778,445
Investment Management Companies — 3.6%
Affiliated Managers Group, Inc.(1)	6,417	267,653
SEI Investments Co.	11,430	139,560
		407,213
Machinery - Oil Well Equipment & Services — 1.5%
Key Energy Services, Inc.(1)	57,794	166,447
		166,447
Medical & Dental Instruments & Supplies — 0.5%
The Cooper Cos., Inc.	2,131	56,344
		56,344
Metal Fabricating — 1.6%
The Timken Co.	12,907	180,182
		180,182
Misc. Business & Consumer Discretionary — 3.5%
Coinstar, Inc.(1)	12,017	393,677
		393,677
Oil - Crude Producers — 8.1%
Concho Resources, Inc.(1)	18,772	480,376
Denbury Resources, Inc.(1)	28,668	426,006
		906,382
Real Estate — 0.7%
MI Developments, Inc., Class A	13,436	82,497
		82,497
Real Estate Investment Trusts — 0.3%
Redwood Trust, Inc.	2,000	30,700
		30,700
Savings & Loan — 0.9%
First Niagara Financial Group, Inc.	9,060	98,754
		98,754
Services - Commercial — 0.3%
Monster Worldwide, Inc.(1)	4,273	34,825
		34,825
Shoes — 4.0%
Iconix Brand Group, Inc.(1)	50,680	448,518
		448,518
Steel — 3.3%
Allegheny Technologies, Inc.	17,092	374,828
		374,828
Textiles Apparel Manufacturers — 1.1%
Carter’s, Inc.(1)	6,439	121,117
		121,117
Total Common Stocks (Cost $13,616,982)		10,123,541

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series (continued)

	Principal Amount	Value
Repurchase Agreements — 9.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.14%, dated 3/31/2009, maturity value of $1,053,004 due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $1,078,272	$1,053,000	1,053,000
Total Repurchase Agreements (Cost $1,053,000)		1,053,000
Total Investments — 99.6% (Cost $14,669,982)		$11,176,541
Other Assets, Net — 0.4%		47,093
Total Net Assets — 100.0%		$11,223,634

(1)	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$10,123,541
Level 2 – Significant Other Observable Inputs	1,053,000
Level 3 – Significant Unobservable Inputs	—
Total	$11,176,541

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

March 31, 2009 (unaudited)		Shares	Value
Common Stocks — 84.9%
Building Materials — 3.2%
Martin Marietta Materials, Inc.		514	$40,760
			40,760
Cable Television Services — 3.0%
Liberty Global, Inc., Series C(1)		2,650	37,444
			37,444
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(1)		3,321	40,217
			40,217
Chemicals — 5.8%
Eastman Chemical Co.		1,470	39,396
Praxair, Inc.		499	33,578
			72,974
Coal — 3.2%
Peabody Energy Corp.		1,590	39,814
			39,814
Communications Technology — 3.7%
Comverse Technology, Inc.(1)		8,076	46,356
			46,356
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.		1,478	30,284
			30,284
Drugs & Pharmaceuticals — 4.9%
Biovail Corp.		4,938	54,071
Mead Johnson Nutrition Co., Class A(1)		280	8,084
			62,155
Education Services — 4.9%
Career Education Corp.(1)		2,571	61,601
			61,601
Electronics - Instruments Gauges & Meters — 1.1%
Agilent Technologies, Inc.(1)		870	13,372
			13,372
Electronics - Semi-Conductors/Components — 2.6%
Atmel Corp.(1)		9,133	33,153
			33,153
Health Care Facilities — 0.2%
Sunrise Senior Living, Inc.(1)		3,203	2,178
			2,178
Health Care Management Services — 0.9%
Magellan Health Services, Inc.(1)		328	11,952
			11,952
Insurance - Life — 1.6%
AFLAC, Inc.		1,020	19,747
			19,747
Insurance - Multi-Line — 5.7%
Aon Corp.		1,119	45,677
Assurant, Inc.		1,188	25,875
			71,552
Insurance - Property-Casualty — 8.3%
ACE Ltd.		832	33,613
Fidelity National Financial, Inc., Class A		1,860	36,289
PartnerRe Ltd.		550	34,138
			104,040
Investment Management Companies — 2.7%
Invesco Ltd.		2,446	33,902
			33,902

	Foreign Currency
Leisure Time — 0.8%
Interval Leisure Group, Inc.(1)		1,955	10,362
			10,362
Medical & Dental Instruments & Supplies — 2.4%
Covidien Ltd.		314	10,437
Zimmer Holdings, Inc.(1)		528	19,272
			29,709
Oil - Crude Producers — 7.0%
Talisman Energy, Inc.	CAD	3,950	41,825
XTO Energy, Inc.		1,524	46,665
			88,490
Real Estate — 0.3%
MI Developments, Inc., Class A		568	3,488
			3,488
Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc.		530	19,292
			19,292
Retail — 3.0%
Advance Auto Parts, Inc.		927	38,081
			38,081
Savings & Loan — 2.0%
People’s United Financial, Inc.		1,406	25,266
			25,266
Services - Commercial — 2.7%
Convergys Corp.(1)		1,196	9,664
Copart, Inc.(1)		831	24,647
			34,311
Steel — 3.3%
Allegheny Technologies, Inc.		1,928	42,281
			42,281
Utilities - Electrical — 2.6%
FirstEnergy Corp.		850	32,810
			32,810
Utilities - Miscellaneous — 1.9%
Calpine Corp.(1)		3,500	23,835
			23,835
Total Common Stocks (Cost $1,619,289)			1,069,426

		Principal Amount
Repurchase Agreements — 15.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $199,001, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $204,647		$199,000	199,000
Total Repurchase Agreements (Cost $199,000)			199,000
Total Investments — 100.7% (Cost $1,818,289)			1,268,426
Other Liabilities, Net — (0.7)%			(9,377)
Total Net Assets — 100.0%			$1,259,049

(1)	Non-income producing security.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,069,426
Level 2 – Significant Other Observable Inputs	199,000
Level 3 – Significant Unobservable Inputs	—
Total	$1,268,426

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

March 31, 2009 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 91.8%
Building Materials — 3.3%
Martin Marietta Materials, Inc.		3,391	$268,906
			268,906
Chemicals — 5.3%
Eastman Chemical Co.		6,800	182,240
Praxair, Inc.		3,716	250,050
			432,290
Coal — 4.0%
Peabody Energy Corp.		13,200	330,528
			330,528
Fertilizers — 1.9%
Potash Corp. of Saskatchewan, Inc.		1,900	153,539
			153,539
Gold — 8.7%
Goldcorp, Inc.	CAD	11,090	373,302
Kinross Gold Corp.	CAD	18,465	335,528
			708,830
Insurance - Multi-Line — 1.2%
PICO Holdings, Inc.(1)		3,220	96,825
			96,825
Machinery - Oil Well Equipment & Services — 6.2%
Key Energy Services, Inc.(1)		30,723	88,482
Noble Corp.		3,920	94,433
Schlumberger Ltd.		4,120	167,355
Smith International, Inc.		7,190	154,441
			504,711
Machinery - Specialty — 1.9%
Bucyrus International, Inc.		10,373	157,462
			157,462
Metals & Minerals Miscellaneous — 12.1%
Agnico-Eagle Mines Ltd.		2,810	159,945
Antofagasta PLC	GBP	15,547	112,212
BHP Billiton Ltd., ADR		9,040	403,184
Companhia Vale do Rio Doce, ADR		23,440	311,752
			987,093
Oil - Crude Producers — 31.5%
Canadian Natural Resources Ltd.		6,800	262,208
Concho Resources, Inc.(1)		9,816	251,191
Denbury Resources, Inc.(1)		27,434	407,669
Occidental Petroleum Corp.		5,750	319,988
Petrobank Energy & Resources Ltd.(1)	CAD	7,830	145,633
Southwestern Energy Co.(1)		13,237	393,007
Talisman Energy, Inc.	CAD	38,016	402,533
XTO Energy, Inc.		12,778	391,262
			2,573,491
Oil - Integrated International — 1.0%
Exxon Mobil Corp.		1,200	81,720
			81,720
Steel — 2.0%
Allegheny Technologies, Inc.		7,647	167,699
			167,699
Utilities - Electrical — 4.1%
FirstEnergy Corp.		4,288	165,517
PPL Corp.		5,870	168,527
			334,044
Utilities - Gas Distributors — 3.1%
Questar Corp.		8,680	255,452
			255,452
Utilities - Gas Pipelines — 3.3%
EQT Corp.		8,730	273,511
			273,511
Utilities - Miscellaneous — 2.2%
Calpine Corp.(1)		26,037	177,312
			177,312
Total Common Stocks (Cost $11,409,816)			7,503,413

		Principal Amount
Repurchase Agreements — 9.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $754,003, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $772,259		$754,000	754,000
Total Repurchase Agreements (Cost $754,000)			754,000
Total Investments — 101.0% (Cost $12,163,816)			8,257,413
Other Liabilities, Net — (1.0)%			(82,225)
Total Net Assets — 100.0%			$8,175,188

(1)	Non-income producing security.

ADR — American Depositary Receipt.

Foreign-Denominated Security

Canadian Dollar — CAD

Great British Pound — GBP

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$7,391,201
Level 2 – Significant Other Observable Inputs	866,212
Level 3 – Significant Unobservable Inputs	—
Total	$8,257,413

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Value VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 96.7%
Air Freight & Logistics — 2.1%
FedEx Corp.	12,000	$533,880
		533,880
Auto Components — 2.8%
BorgWarner, Inc.	18,200	369,460
Johnson Controls, Inc.	27,800	333,600
		703,060
Beverages — 2.4%
Constellation Brands, Inc., Class A(1)	7,100	84,490
Dr. Pepper Snapple Group, Inc.(1)	8,100	136,971
PepsiCo, Inc.	7,500	386,100
		607,561
Capital Markets — 4.4%
Bank of New York Mellon Corp.	21,718	613,533
Morgan Stanley	22,200	505,494
		1,119,027
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,200	180,000
Celanese Corp., Series A	14,100	188,517
		368,517
Commercial Banks — 1.6%
City National Corp.	5,100	172,227
Wells Fargo & Co.	16,700	237,808
		410,035
Computers & Peripherals — 1.5%
Seagate Technology	63,400	381,034
		381,034
Consumer Finance — 0.7%
Discover Financial Services	29,650	187,092
		187,092
Diversified Financial Services — 3.7%
JPMorgan Chase & Co.	35,100	932,958
		932,958
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	42,300	1,065,960
		1,065,960
Electric Utilities — 6.8%
American Electric Power, Inc.	21,400	540,564
Exelon Corp.	11,400	517,446
Northeast Utilities	21,900	472,821
Pepco Holdings, Inc.	17,000	212,160
		1,742,991
Energy Equipment & Services — 2.8%
Baker Hughes, Inc.	14,000	399,700
Halliburton Co.	19,900	307,853
		707,553
Health Care Equipment & Supplies — 3.7%
Covidien Ltd.	23,100	767,844
Zimmer Holdings, Inc.(1)	4,500	164,250
		932,094
Health Care Providers & Services — 1.9%
Medco Health Solutions, Inc.(1)	11,400	471,276
		471,276
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	19,600	423,360
		423,360
Household Durables — 0.8%
Fortune Brands, Inc.	8,700	213,585
		213,585
Industrial Conglomerates — 4.4%
General Electric Co.	110,200	1,114,122
		1,114,122
Insurance — 3.7%
ACE Ltd.	11,500	464,600
AFLAC, Inc.	5,500	106,480
MetLife, Inc.	13,300	302,841
Principal Financial Group, Inc.	9,400	76,892
		950,813
Machinery — 4.4%
Illinois Tool Works, Inc.	20,500	632,425
PACCAR, Inc.	18,450	475,272
		1,107,697
Media — 5.7%
Comcast Corp., Class A	57,600	785,664
Omnicom Group, Inc.	16,500	386,100
The Interpublic Group of Companies, Inc.(1)	69,400	285,928
		1,457,692
Metals & Mining — 0.6%
Alcoa, Inc.	21,500	157,810
		157,810
Multi-Utilities — 3.4%
MDU Resources Group, Inc.	17,800	287,292
NiSource, Inc.	16,200	158,760
Sempra Energy	9,200	425,408
		871,460
Multiline Retail — 2.6%
J.C. Penney Co., Inc.	14,000	280,980
Macy’s, Inc.	42,500	378,250
		659,230
Oil, Gas & Consumable Fuels — 16.0%
Anadarko Petroleum Corp.	12,000	466,680
Chevron Corp.	14,200	954,808
Exxon Mobil Corp.	10,200	694,620
Hess Corp.	8,000	433,600
Marathon Oil Corp.	25,400	667,766
Peabody Energy Corp.	18,400	460,736
Ultra Petroleum Corp.(1)	11,300	405,557
		4,083,767
Pharmaceuticals — 6.7%
Johnson & Johnson	14,200	746,920
Pfizer, Inc.	71,000	967,020
		1,713,940
Road & Rail — 2.3%
Burlington Northern Santa Fe Corp.	6,000	360,900
Ryder System, Inc.	8,000	226,480
		587,380
Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	55,300	832,265
		832,265
Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp.(1)	78,374	279,795
		279,795
Total Common Stocks (Cost $33,625,059)		24,615,954
Exchange-Traded Funds — 1.6%
SPDR Trust, Series 1	5,000	397,200
Total Exchange-Traded Funds (Cost $370,805)		397,200

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Value VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $438,002 due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $449,280	$438,000	$438,000
Total Repurchase Agreements (Cost $438,000)		438,000
Total Investments — 100.0% (Cost $34,433,864)		25,451,154
Other Assets, Net — 0.0%		7,258
Total Net Assets — 100.0%		$25,458,412

(1)	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$25,013,154
Level 2 – Significant Other Observable Inputs	438,000
Level 3 – Significant Unobservable Inputs	—
Total	$25,451,154

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Core Equity VIP Series †

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 93.2%
Aerospace & Defense — 0.7%
BE Aerospace, Inc.(1)	66,200	$573,954
		573,954
Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	38,400	652,800
		652,800
Biotechnology — 0.2%
AspenBio Pharma, Inc.(1)	103,800	173,346
		173,346
Chemicals — 1.1%
Cytec Industries, Inc.	58,300	875,666
		875,666
Commercial Banks — 4.1%
Hancock Holding Co.	22,200	694,416
IBERIABANK Corp.	22,400	1,029,056
TCF Financial Corp.	139,900	1,645,224
		3,368,696
Commercial Services & Supplies — 3.2%
EnergySolutions, Inc.	67,800	586,470
Waste Connections, Inc.(1)	78,300	2,012,310
		2,598,780
Communications Equipment — 2.4%
Blue Coat Systems, Inc.(1)	91,687	1,101,161
Comtech Telecommunications Corp.(1)	33,700	834,749
		1,935,910
Construction & Engineering — 2.0%
Aecom Technology Corp.(1)	30,200	787,616
KBR, Inc.	59,300	818,933
		1,606,549
Construction Materials — 1.9%
Eagle Materials, Inc.	63,200	1,532,600
		1,532,600
Containers & Packaging — 1.7%
Packaging Corp. of America	107,400	1,398,348
		1,398,348
Diversified Consumer Services — 1.9%
Capella Education Co.(1)	29,519	1,564,507
		1,564,507
Diversified Financial Services — 1.3%
MSCI, Inc., Class A(1)	64,300	1,087,313
		1,087,313
Electrical Equipment — 2.1%
Regal-Beloit Corp.	55,500	1,700,520
		1,700,520
Electronic Equipment & Instruments — 0.6%
Universal Display Corp.(1)	52,700	483,259
		483,259
Food Products — 3.2%
Ralcorp Holdings, Inc.(1)	48,000	2,586,240
		2,586,240
Health Care Equipment & Supplies — 7.4%
Immucor, Inc.(1)	54,100	1,360,615
Masimo Corp.(1)	32,400	938,952
Meridian Bioscience, Inc.	40,300	730,236
NuVasive, Inc.(1)	59,100	1,854,558
Volcano Corp.(1)	79,200	1,152,360
		6,036,721
Health Care Providers & Services — 3.6%
Health Net, Inc.(1)	38,800	561,824
HMS Holdings Corp.(1)	23,700	779,730
Psychiatric Solutions, Inc.(1)	102,300	1,609,179
		2,950,733
Hotels, Restaurants & Leisure — 6.1%
Chipotle Mexican Grill, Inc., Class B(1)	18,200	1,043,042
Jack in the Box, Inc.(1)	86,700	2,019,243
WMS Industries, Inc.(1)	93,900	1,963,449
		5,025,734
Household Durables — 0.8%
NVR, Inc.(1)	1,600	684,400
		684,400
Information Technology Services — 4.7%
CACI International, Inc., Class A(1)	25,900	945,091
Lender Processing Services, Inc.	38,400	1,175,424
NeuStar, Inc., Class A(1)	103,300	1,730,275
		3,850,790
Insurance — 5.3%
AmTrust Financial Services, Inc.	112,300	1,072,465
Assurant, Inc.	56,500	1,230,570
Hanover Insurance Group, Inc.	49,600	1,429,472
Maiden Holdings Ltd.	139,500	623,565
		4,356,072
Internet Software & Services — 0.4%
TheStreet.com, Inc.	145,725	287,078
		287,078
Life Sciences Tools & Services — 1.3%
Illumina, Inc.(1)	13,700	510,188
Sequenom, Inc.(1)	36,600	520,452
		1,030,640
Machinery — 4.2%
Colfax Corp.(1)	108,200	743,334
EnPro Industries, Inc.(1)	76,676	1,311,160
FreightCar America, Inc.	29,200	511,876
Gardner Denver, Inc.(1)	40,350	877,209
		3,443,579
Media — 0.3%
Global Sources Ltd.(1)	69,134	268,931
		268,931
Multi-Utilities — 1.7%
NorthWestern Corp.	27,807	597,294
OGE Energy Corp.	35,000	833,700
		1,430,994
Multiline Retail — 0.6%
Nordstrom, Inc.	28,900	484,075
		484,075
Oil, Gas & Consumable Fuels — 4.6%
Concho Resources, Inc.(1)	42,800	1,095,252
Holly Corp.	56,200	1,191,440
MarkWest Energy Partners, L.P.	130,500	1,512,495
		3,799,187
Pharmaceuticals — 1.7%
Perrigo Co.	54,500	1,353,235
		1,353,235
Professional Services — 2.1%
Robert Half International, Inc.	50,700	903,981
School Specialty, Inc.(1)	22,600	397,534
TrueBlue, Inc.(1)	53,900	444,675
		1,746,190

†	Effective 04/17/2009, the Fund changed its name to RS Small Cap Growth Equity VIP Series.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Core Equity VIP Series † (continued)

March 31, 2009 (unaudited)	Shares	Value
Real Estate Investment Trusts — 6.6%
CapLease, Inc.	194,800	$383,756
Chimera Investment Corp.	266,213	894,476
Digital Realty Trust, Inc.	17,880	593,258
Hatteras Financial Corp.	56,800	1,419,432
Healthcare Realty Trust, Inc.	50,600	758,494
LTC Properties, Inc.	55,800	978,732
SL Green Realty Corp.	36,500	394,200
		5,422,348
Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	28,800	694,368
		694,368
Semiconductors & Semiconductor Equipment — 4.2%
Atheros Communications(1)	46,500	681,690
Cavium Networks, Inc.(1)	49,707	573,619
MEMC Electronic Materials, Inc.(1)	55,200	910,248
Netlogic Microsystems, Inc.(1)	15,280	419,894
Varian Semiconductor Equipment Associates, Inc.(1)	39,400	853,404
		3,438,855
Software — 5.1%
Blackboard, Inc.(1)	21,000	666,540
FactSet Research Systems, Inc.	29,539	1,476,655
Informatica Corp.(1)	93,900	1,245,114
Take-Two Interactive Software, Inc.(1)	92,900	775,715
		4,164,024
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	38,600	1,585,688
		1,585,688
Textiles, Apparel & Luxury Goods — 2.6%
Phillips-Van Heusen Corp.	95,600	2,168,208
		2,168,208
Total Common Stocks (Cost $92,371,044)		76,360,338
Exchange-Traded Funds — 4.4%
iShares Russell 2000 Index Fund	85,400	3,581,676
Total Exchange-Traded Funds (Cost $3,824,864)		3,581,676

	Principal Amount
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $1,963,008 due 4/1/2009, collateralized by U.S. Treasury Bond, 4.375%, due 2/15/2038, with a value of $2,006,805	$1,963,000	1,963,000
Total Repurchase Agreements (Cost $1,963,000)		1,963,000
Total Investments — 100.0% (Cost $98,158,908)		81,905,014
Other Liabilities, Net — 0.0%		(33,637)
Total Net Assets — 100.0%		$81,871,377

(1)	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$79,942,014
Level 2 – Significant Other Observable Inputs	1,963,000
Level 3 – Significant Unobservable Inputs	—
Total	$81,905,014

†	Effective 04/17/2009, the Fund changed its name to RS Small Cap Growth Equity VIP Series.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Core Equity VIP Series †

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 92.4%
Aerospace & Defense — 1.9%
General Dynamics Corp.	69,893	$2,906,850
The Boeing Co.	250,577	8,915,529
		11,822,379
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	34,354	1,690,904
		1,690,904
Beverages — 2.1%
The Coca-Cola Co.	291,975	12,832,301
		12,832,301
Biotechnology — 3.7%
Amgen, Inc.(1)	34,682	1,717,452
Celgene Corp.(1)	182,937	8,122,403
Cephalon, Inc.(1)	135,509	9,228,163
Gilead Sciences, Inc.(1)	80,756	3,740,618
		22,808,636
Capital Markets — 1.3%
Invesco Ltd.	318,021	4,407,771
The Goldman Sachs Group, Inc.	33,109	3,510,216
		7,917,987
Chemicals — 1.1%
Potash Corp. of Saskatchewan, Inc.	40,404	3,265,047
Praxair, Inc.	50,447	3,394,579
		6,659,626
Commercial Banks — 0.8%
First Horizon National Corp.	264,046	2,835,854
Regions Financial Corp.	535,491	2,281,192
		5,117,046
Commercial Services & Supplies — 2.0%
Republic Services, Inc.	713,060	12,228,979
		12,228,979
Communications Equipment — 3.1%
Nokia Oyj, ADR	454,158	5,300,024
QUALCOMM, Inc.	348,086	13,544,026
		18,844,050
Computers & Peripherals — 2.5%
Apple, Inc.(1)	106,100	11,153,232
International Business Machines Corp.	40,916	3,964,351
		15,117,583
Construction & Engineering — 1.0%
KBR, Inc.	447,904	6,185,554
		6,185,554
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	42,679	3,384,445
		3,384,445
Diversified Financial Services — 3.9%
Interactive Brokers Group, Inc., Class A(1)	468,545	7,557,631
JPMorgan Chase & Co.	616,384	16,383,487
		23,941,118
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	443,236	11,169,547
Verizon Communications, Inc.	84,135	2,540,877
		13,710,424
Electric Utilities — 1.1%
FirstEnergy Corp.	85,956	3,317,902
FPL Group, Inc.	67,259	3,412,049
		6,729,951
Electrical Equipment — 0.4%
Emerson Electric Co.	92,957	2,656,711
		2,656,711
Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(1)	219,363	3,371,609
		3,371,609
Energy Equipment & Services — 3.9%
Halliburton Co.	359,846	5,566,818
Schlumberger Ltd.	281,935	11,452,200
Transocean Ltd.(1)	120,660	7,099,634
		24,118,652
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	125,536	3,450,985
Wal-Mart Stores, Inc.	252,100	13,134,410
		16,585,395
Food Products — 2.2%
General Mills, Inc.	271,734	13,554,092
		13,554,092
Gas Utilities — 0.5%
Questar Corp.	110,218	3,243,716
		3,243,716
Health Care Equipment & Supplies — 2.9%
Alcon, Inc.	54,392	4,944,777
Covidien Ltd.	313,975	10,436,529
Zimmer Holdings, Inc.(1)	70,777	2,583,360
		17,964,666
Health Care Providers & Services — 1.1%
Medco Health Solutions, Inc.(1)	154,518	6,387,774
		6,387,774
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	174,288	9,510,896
		9,510,896
Household Durables — 0.2%
NVR, Inc.(1)	3,409	1,458,200
		1,458,200
Household Products — 0.6%
Colgate-Palmolive Co.	28,555	1,684,174
The Clorox Co.	33,050	1,701,414
		3,385,588
Independent Power Producers & Energy Traders — 1.1%
The AES Corp.(1)	1,161,619	6,749,006
		6,749,006
Industrial Conglomerates — 2.3%
General Electric Co.	623,427	6,302,847
Tyco International Ltd.	404,263	7,907,384
		14,210,231
Information Technology Services — 4.9%
Fidelity National Information Services, Inc.	354,491	6,451,736
Lender Processing Services, Inc.	52,158	1,596,556
MasterCard, Inc., Class A	75,894	12,710,727
Western Union Co.	708,613	8,907,266
		29,666,285
Insurance — 7.5%
ACE Ltd.	105,442	4,259,857
Aflac, Inc.	184,621	3,574,263
Aon Corp.	448,200	18,295,524
PartnerRe Ltd.	68,959	4,280,285
The Chubb Corp.	274,301	11,608,418
W. R. Berkley Corp.	176,564	3,981,518
		45,999,865

†	Effective 05/01/2009, the Fund changed its name to RS Large Cap Alpha VIP Series.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Core Equity VIP Series † (continued)

March 31, 2009 (unaudited)	Shares	Value
Internet Software & Services — 2.0%
eBay, Inc.(1)	477,395	$5,996,081
Google, Inc., Class A(1)	18,240	6,348,615
		12,344,696
Media — 3.0%
Grupo Televisa S.A., ADR	400,754	5,466,285
Liberty Global, Inc., Class A(1)	261,482	3,807,178
The McGraw-Hill Companies, Inc.	406,737	9,302,075
		18,575,538
Metals & Mining — 0.6%
BHP Billiton Ltd., ADR	78,616	3,506,274
		3,506,274
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	117,996	3,477,342
		3,477,342
Multiline Retail — 0.6%
Target Corp.	105,084	3,613,839
		3,613,839
Oil, Gas & Consumable Fuels — 7.2%
Devon Energy Corp.	167,009	7,463,632
Enterprise Products Partners, L.P.	731,527	16,276,476
Exxon Mobil Corp.	73,320	4,993,092
Occidental Petroleum Corp.	89,203	4,964,147
Plains All American Pipeline, L.P.	180,464	6,633,856
XTO Energy, Inc.	109,777	3,361,372
		43,692,575
Personal Products — 1.0%
Mead Johnson Nutrition Co., Class A(1)	200,800	5,797,096
		5,797,096
Pharmaceuticals — 7.4%
Abbott Laboratories	353,289	16,851,885
Johnson & Johnson	64,910	3,414,266
Merck & Co., Inc.	288,190	7,709,083
Pfizer, Inc.	275,579	3,753,386
Schering-Plough Corp.	569,369	13,408,640
		45,137,260
Software — 2.6%
Adobe Systems, Inc.(1)	163,016	3,486,912
Microsoft Corp.	149,425	2,744,937
Nintendo Co., Ltd., ADR	162,629	5,935,959
Synopsys, Inc.(1)	167,024	3,462,408
		15,630,216
Specialty Retail — 2.0%
Best Buy Co., Inc.	183,484	6,965,052
The Home Depot, Inc.	226,737	5,341,924
		12,306,976
Thrifts & Mortgage Finance — 1.3%
People’s United Financial, Inc.	447,588	8,043,156
		8,043,156
Tobacco — 2.8%
Philip Morris International, Inc.	486,528	17,310,666
		17,310,666
Wireless Telecommunication Services — 1.2%
America Movil SAB de C.V., ADR, Series L	273,096	7,395,440
		7,395,440
Total Common Stocks (Cost $702,670,274)		564,684,743

	Principal Amount
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $12,541,049, due 4/1/2009, collateralized by U.S. Treasury Bond, 4.375%, due 2/15/2038, with a value of $12,796,935	$12,541,000	12,541,000
Total Repurchase Agreements (Cost $12,541,000)		12,541,000
Total Investments — 94.4% (Cost $715,211,274)		577,225,743
Other Assets, Net — 5.6%		34,207,934
Total Net Assets — 100.0%		$611,433,677

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$564,684,743
Level 2 – Significant Other Observable Inputs	12,541,000
Level 3 – Significant Unobservable Inputs	—
Total	$577,225,743

†	Effective 05/01/2009, the Fund changed its name to RS Large Cap Alpha VIP Series.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Equity Dividend VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 94.4%
Aerospace & Defense — 2.0%
The Boeing Co.	1,080	$38,426
		38,426
Air Freight & Logistics — 2.4%
United Parcel Service, Inc., Class B	920	45,282
		45,282
Auto Components — 1.4%
Johnson Controls, Inc.	2,240	26,880
		26,880
Beverages — 1.2%
Diageo PLC, ADR	500	22,375
		22,375
Capital Markets — 1.1%
Bank of New York Mellon Corp.	740	20,905
		20,905
Chemicals — 1.8%
PPG Industries, Inc.	930	34,317
		34,317
Commercial Banks — 1.7%
TCF Financial Corp.	1,340	15,759
U.S. Bancorp	1,130	16,509
		32,268
Commercial Services & Supplies — 3.3%
Republic Services, Inc.	2,710	46,476
Steelcase, Inc., Class A	3,400	17,034
		63,510
Communications Equipment — 3.9%
Nokia Oyj, ADR	3,520	41,079
QUALCOMM, Inc.	830	32,295
		73,374
Containers & Packaging — 2.6%
Packaging Corp. of America	2,270	29,556
Sonoco Products Co.	940	19,721
		49,277
Distributors — 0.7%
Genuine Parts Co.	470	14,034
		14,034
Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	1,610	42,794
		42,794
Electric Utilities — 0.2%
Northeast Utilities	200	4,318
		4,318
Energy Equipment & Services — 3.4%
Halliburton Co.	1,920	29,702
Schlumberger Ltd.	870	35,340
		65,042
Food & Staples Retailing — 1.4%
Sysco Corp.	1,200	27,360
		27,360
Food Products — 1.9%
Kellogg Co.	1,000	36,630
		36,630
Health Care Equipment & Supplies — 1.6%
Covidien Ltd.	900	29,916
		29,916
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	780	24,554
Fresenius Medical Care AG & Co. KGaA, ADR	330	12,771
		37,325
Household Products — 1.8%
Colgate-Palmolive Co.	581	34,267
		34,267
Industrial Conglomerates — 1.9%
Tyco International Ltd.	1,830	35,795
		35,795
Information Technology Services — 1.3%
Western Union Co.	2,000	25,140
		25,140
Insurance — 3.0%
ACE Ltd.	1,000	40,400
Zenith National Insurance Corp.	700	16,877
		57,277
Internet Software & Services — 0.6%
TheStreet.com, Inc.	6,134	12,084
		12,084
Machinery — 1.2%
Eaton Corp.	600	22,116
		22,116
Media — 4.0%
The McGraw-Hill Companies, Inc.	3,310	75,700
		75,700
Multi-Utilities — 5.1%
OGE Energy Corp.	1,400	33,348
Public Service Enterprise Group, Inc.	1,400	41,258
Wisconsin Energy Corp.	550	22,643
		97,249
Multiline Retail — 3.1%
Nordstrom, Inc.	790	13,232
Target Corp.	1,320	45,395
		58,627
Oil, Gas & Consumable Fuels — 19.1%
Chevron Corp.	1,280	86,067
Enterprise Products Partners, L.P.	3,020	67,195
Holly Corp.	760	16,112
Inergy, L.P.	1,460	32,003
MarkWest Energy Partners, L.P.	7,700	89,243
Peabody Energy Corp.	800	20,032
Plains All American Pipeline, L.P.	1,440	52,935
		363,587
Pharmaceuticals — 6.0%
Abbott Laboratories	1,240	59,148
Bristol-Myers Squibb Co.	1,460	32,003
Schering-Plough Corp.	511	12,034
Teva Pharmaceutical Industries Ltd., ADR	250	11,263
		114,448
Professional Services — 0.7%
Robert Half International, Inc.	750	13,373
		13,373
Real Estate Investment Trusts — 3.1%
Annaly Capital Management, Inc.	910	12,622
CapLease, Inc.	3,100	6,107
Digital Realty Trust, Inc.	420	13,936
Healthcare Realty Trust, Inc.	940	14,090
LTC Properties, Inc.	700	12,278
		59,033
Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	3,000	45,150
Microchip Technology, Inc.	480	10,171
		55,321
Software — 0.8%
FactSet Research Systems, Inc.	313	15,647
		15,647

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Equity Dividend VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
Specialty Retail — 0.5%
Best Buy Co., Inc.	250	$9,490
		9,490
Tobacco — 3.1%
Philip Morris International, Inc.	1,650	58,707
		58,707
Wireless Telecommunication Services — 1.3%
America Movil SAB de C.V., ADR, Series L	910	24,643
		24,643
Total Common Stocks (Cost $2,109,641)		1,796,537
Preferred Stocks — 1.0%
Commercial Banks — 1.0%
Keycorp, 7.75%, Series A	280	20,028
		20,028
Total Preferred Stocks (Cost $28,000)		20,028

	Principal Amount
Repurchase Agreements — 5.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $110,000, due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $114,816	$110,000	110,000
Total Repurchase Agreements (Cost $110,000)		110,000
Total Investments — 101.2% (Cost $2,247,641)		1,926,565
Other Liabilities, Net — (1.2)%		(22,988)
Total Net Assets — 100.0%		$1,903,577

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,816,565
Level 2 – Significant Other Observable Inputs	110,000
Level 3 – Significant Unobservable Inputs	—
Total	$1,926,565

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 96.7%
Aerospace & Defense — 2.5%
General Dynamics Corp.	7,534	$313,339
Goodrich Corp.	2,379	90,140
Honeywell International, Inc.	14,036	391,043
L-3 Communications Holdings, Inc.	2,308	156,483
Lockheed Martin Corp.	6,434	444,139
Northrop Grumman Corp.	6,319	275,761
Precision Castparts Corp.	2,700	161,730
Raytheon Co.	7,999	311,481
Rockwell Collins, Inc.	3,060	99,878
The Boeing Co.	14,162	503,884
United Technologies Corp.	18,371	789,586
		3,537,464
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	3,300	150,513
Expeditors International of Washington, Inc.	4,098	115,933
FedEx Corp.	6,014	267,563
United Parcel Service, Inc., Class B	19,233	946,648
		1,480,657
Airlines — 0.1%
Southwest Airlines Co.	14,290	90,456
		90,456
Auto Components — 0.1%
Johnson Controls, Inc.	11,485	137,820
The Goodyear Tire & Rubber Co.(1)	4,661	29,178
		166,998
Automobiles — 0.1%
Ford Motor Co.(1)	46,170	121,427
General Motors Corp.	11,802	22,896
Harley-Davidson, Inc.	4,521	60,536
		204,859
Beverages — 2.6%
Brown-Forman Corp., Class B	1,899	73,738
Coca-Cola Enterprises, Inc.	6,129	80,841
Constellation Brands, Inc., Class A(1)	3,800	45,220
Dr. Pepper Snapple Group, Inc.(1)	4,905	82,944
Molson Coors Brewing Co., Class B	2,879	98,692
Pepsi Bottling Group, Inc.	2,613	57,852
PepsiCo, Inc.	30,015	1,545,172
The Coca-Cola Co.	38,445	1,689,658
		3,674,117
Biotechnology — 2.1%
Amgen, Inc.(1)	20,473	1,013,823
Biogen Idec, Inc.(1)	5,637	295,492
Celgene Corp.(1)	8,855	393,162
Cephalon, Inc.(1)	1,325	90,232
Genzyme Corp.(1)	5,230	310,610
Gilead Sciences, Inc.(1)	17,779	823,523
		2,926,842
Building Products — 0.0%
Masco Corp.	6,953	48,532
		48,532
Capital Markets — 2.0%
Ameriprise Financial, Inc.	4,186	85,771
E*TRADE Financial Corp.(1)	10,867	13,910
Federated Investors, Inc., Class B	1,739	38,710
Franklin Resources, Inc.	2,923	157,462
Invesco Ltd.	7,442	103,146
Janus Capital Group, Inc.	3,054	20,309
Legg Mason, Inc.	2,744	43,629
Morgan Stanley	20,523	467,309
Northern Trust Corp.	4,310	257,824
State Street Corp.	8,347	256,921
T. Rowe Price Group, Inc.	4,993	144,098
The Charles Schwab Corp.	18,082	280,271
The Goldman Sachs Group, Inc.	8,546	906,047
		2,775,407
Chemicals — 2.0%
Air Products & Chemicals, Inc.	4,069	228,881
CF Industries Holdings, Inc.	1,100	78,243
E.I. du Pont de Nemours & Co.	17,438	389,391
Eastman Chemical Co.	1,403	37,600
Ecolab, Inc.	3,239	112,490
International Flavors & Fragrances, Inc.	1,517	46,208
Monsanto Co.	10,589	879,946
PPG Industries, Inc.	3,195	117,896
Praxair, Inc.	5,960	401,048
Rohm and Haas Co.	2,415	190,399
Sigma-Aldrich Corp.	2,422	91,527
The Dow Chemical Co.	17,851	150,484
		2,724,113
Commercial Banks — 2.3%
Bank of New York Mellon Corp.	22,177	626,500
BB&T Corp.	10,680	180,706
Comerica, Inc.	2,909	53,264
Fifth Third Bancorp	11,156	32,576
First Horizon National Corp.	4,074	43,753
Huntington Bancshares, Inc.	7,070	11,736
KeyCorp	9,569	75,308
M&T Bank Corp.	1,500	67,860
Marshall & Ilsley Corp.	5,028	28,308
PNC Financial Services Group, Inc.	8,270	242,228
Regions Financial Corp.	13,372	56,965
SunTrust Banks, Inc.	6,845	80,360
U.S. Bancorp	33,905	495,352
Wells Fargo & Co.	81,548	1,161,243
Zions Bancorporation	2,272	22,334
		3,178,493
Commercial Services & Supplies — 0.7%
Avery Dennison Corp.	2,079	46,445
Cintas Corp.	2,544	62,888
Equifax, Inc.	2,450	59,902
Iron Mountain, Inc.(1)	3,500	77,595
Monster Worldwide, Inc.(1)	2,382	19,413
Pitney Bowes, Inc.	3,986	93,073
R.R. Donnelley & Sons Co.	3,961	29,034
Republic Services, Inc.	6,204	106,399
Robert Half International, Inc.	3,019	53,829
Stericycle, Inc.(1)	1,652	78,850
The Dun & Bradstreet Corp.	1,043	80,311
Waste Management, Inc.	9,478	242,637
		950,376
Communications Equipment — 2.9%
Ciena Corp.(1)	1,754	13,646
Cisco Systems, Inc.(1)	113,147	1,897,475
Corning, Inc.	30,036	398,578
Harris Corp.	2,600	75,244
JDS Uniphase Corp.(1)	4,246	13,800
Juniper Networks, Inc.(1)	10,205	153,687
Motorola, Inc.	43,802	185,282
QUALCOMM, Inc.	31,992	1,244,809
Tellabs, Inc.(1)	7,682	35,184
		4,017,705
Computers & Peripherals — 5.0%
Apple, Inc.(1)	17,179	1,805,857
Dell, Inc.(1)	33,439	317,002
EMC Corp.(1)	39,433	449,536
Hewlett-Packard Co.	47,328	1,517,336
International Business Machines Corp.	25,961	2,515,361

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
Lexmark International Group, Inc., Class A(1)	1,512	$25,507
NetApp, Inc.(1)	6,382	94,709
QLogic Corp.(1)	2,346	26,088
SanDisk Corp.(1)	4,400	55,660
Sun Microsystems, Inc.(1)	14,276	104,500
Teradata Corp.(1)	3,432	55,667
		6,967,223
Construction & Engineering — 0.2%
Fluor Corp.	3,512	121,340
Jacobs Engineering Group, Inc.(1)	2,400	92,784
		214,124
Construction Materials — 0.1%
Vulcan Materials Co.	2,118	93,806
		93,806
Consumer Finance — 0.4%
American Express Co.	22,415	305,516
Capital One Financial Corp.	7,571	92,669
Discover Financial Services	9,275	58,525
SLM Corp.(1)	9,029	44,694
		501,404
Containers & Packaging — 0.2%
Ball Corp.	1,828	79,335
Bemis Co., Inc.	1,918	40,221
Owens-Illinois, Inc.(1)	3,227	46,598
Pactiv Corp.(1)	2,570	37,496
Sealed Air Corp.	3,054	42,145
		245,795
Distributors — 0.1%
Genuine Parts Co.	3,113	92,954
		92,954
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	2,058	161,203
H & R Block, Inc.	6,553	119,199
		280,402
Diversified Financial Services — 2.7%
Bank of America Corp.	123,557	842,659
CIT Group, Inc.	7,515	21,418
Citigroup, Inc.	105,308	266,429
CME Group, Inc.	1,300	320,307
IntercontinentalExchange, Inc.(1)	1,397	104,034
JPMorgan Chase & Co.	72,124	1,917,056
Leucadia National Corp.(1)	3,421	50,939
Moody’s Corp.	3,754	86,041
NYSE Euronext	5,122	91,684
The NASDAQ OMX Group, Inc.(1)	2,631	51,515
		3,752,082
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	113,881	2,869,801
CenturyTel, Inc.	1,938	54,496
Embarq Corp.	2,740	103,709
Frontier Communications Corp.	6,009	43,145
Qwest Communications International, Inc.	28,316	96,841
Verizon Communications, Inc.	54,894	1,657,799
Windstream Corp.	8,493	68,453
		4,894,244
Electric Utilities — 3.1%
Allegheny Energy, Inc.	3,280	75,998
Ameren Corp.	4,115	95,427
American Electric Power, Inc.	7,800	197,028
CenterPoint Energy, Inc.	6,655	69,412
CMS Energy Corp.	4,369	51,729
Consolidated Edison, Inc.	5,269	208,705
Dominion Resources, Inc.	11,234	348,142
DTE Energy Co.	3,153	87,338
Duke Energy Corp.	24,469	350,396
Edison International	6,294	181,330
Entergy Corp.	3,659	249,141
Exelon Corp.	12,714	577,088
FirstEnergy Corp.	5,890	227,354
FPL Group, Inc.	7,900	400,767
Northeast Utilities	3,100	66,929
Pepco Holdings, Inc.	4,200	52,416
Pinnacle West Capital Corp.	1,950	51,792
PPL Corp.	7,246	208,033
Progress Energy, Inc.	5,348	193,918
Southern Co.	14,984	458,810
TECO Energy, Inc.	4,110	45,827
Xcel Energy, Inc.	8,692	161,932
		4,359,512
Electrical Equipment — 0.4%
Cooper Industries Ltd., Class A	3,388	87,614
Emerson Electric Co.	14,823	423,641
Rockwell Automation, Inc.	2,735	59,732
		570,987
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(1)	6,766	103,993
Amphenol Corp., Class A	3,400	96,866
FLIR Systems, Inc.(1)	2,700	55,296
Jabil Circuit, Inc.	4,074	22,651
Molex, Inc.	2,724	37,428
Tyco Electronics Ltd.	8,845	97,649
		413,883
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	5,943	169,673
BJ Services Co.	5,688	56,596
Cameron International Corp.(1)	4,243	93,049
Diamond Offshore Drilling, Inc.	1,400	88,004
ENSCO International, Inc.	2,741	72,362
Halliburton Co.	17,272	267,198
Nabors Industries Ltd.(1)	5,520	55,145
National-Oilwell Varco, Inc.(1)	8,065	231,546
Noble Corp.	5,101	122,883
Rowan Cos., Inc.	2,214	26,502
Schlumberger Ltd.	23,115	938,931
Smith International, Inc.	4,230	90,860
		2,212,749
Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	8,344	386,494
CVS Caremark Corp.	27,752	762,903
Safeway, Inc.	8,285	167,274
SUPERVALU, Inc.	4,107	58,648
Sysco Corp.	11,582	264,070
The Kroger Co.	12,619	267,775
Wal-Mart Stores, Inc.	43,211	2,251,293
Walgreen Co.	19,126	496,511
Whole Foods Market, Inc.	2,713	45,578
		4,700,546
Food Products — 1.8%
Archer-Daniels-Midland Co.	12,396	344,361
Campbell Soup Co.	3,981	108,920
ConAgra Foods, Inc.	8,641	145,774
Dean Foods Co.(1)	3,000	54,240
General Mills, Inc.	6,462	322,324
H.J. Heinz Co.	6,079	200,972
Hormel Foods Corp.	1,400	44,394
Kellogg Co.	4,892	179,194
Kraft Foods, Inc., Class A	28,396	632,947
McCormick & Co., Inc.	2,515	74,368
Sara Lee Corp.	13,651	110,300
The Hershey Co.	3,193	110,957

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
The J.M. Smucker Co.	2,300	$85,721
Tyson Foods, Inc., Class A	5,839	54,828
		2,469,300
Gas Utilities — 0.2%
EQT Corp.	2,600	81,458
Integrys Energy Group, Inc.	1,499	39,034
Nicor, Inc.	877	29,143
Questar Corp.	3,400	100,062
		249,697
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	11,987	613,974
Becton, Dickinson and Co.	4,739	318,650
Boston Scientific Corp.(1)	29,019	230,701
C.R. Bard, Inc.	1,920	153,062
Covidien Ltd.	9,733	323,525
DENTSPLY International, Inc.	2,900	77,865
Hospira, Inc.(1)	3,097	95,574
Intuitive Surgical, Inc.(1)	800	76,288
Medtronic, Inc.	21,608	636,788
St. Jude Medical, Inc.(1)	6,690	243,048
Stryker Corp.	4,681	159,341
Varian Medical Systems, Inc.(1)	2,400	73,056
Zimmer Holdings, Inc.(1)	4,370	159,505
		3,161,377
Health Care Providers & Services — 2.0%
Aetna, Inc.	8,912	216,829
AmerisourceBergen Corp.	3,019	98,600
Cardinal Health, Inc.	6,948	218,723
CIGNA Corp.	5,312	93,438
Coventry Health Care, Inc.(1)	2,880	37,267
DaVita, Inc.(1)	2,009	88,296
Express Scripts, Inc.(1)	4,780	220,693
Humana, Inc.(1)	3,260	85,021
Laboratory Corp. of America Holdings(1)	2,089	122,186
McKesson Corp.	5,332	186,833
Medco Health Solutions, Inc.(1)	9,623	397,815
Patterson Companies, Inc.(1)	1,800	33,948
Quest Diagnostics, Inc.	3,096	146,998
Tenet Healthcare Corp.(1)	8,012	9,294
UnitedHealth Group, Inc.	23,340	488,506
WellPoint, Inc.(1)	9,838	373,549
		2,817,996
Health Care Technology — 0.0%
IMS Health, Inc.	3,544	44,194
		44,194
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	8,444	182,390
Darden Restaurants, Inc.	2,681	91,851
International Game Technology	5,697	52,526
Marriott International, Inc., Class A	5,669	92,745
McDonald’s Corp.	21,532	1,175,001
Starbucks Corp.(1)	14,211	157,884
Starwood Hotels & Resorts Worldwide, Inc.	3,538	44,933
Wyndham Worldwide Corp.	3,428	14,398
Wynn Resorts Ltd.(1)	1,200	23,964
Yum! Brands, Inc.	8,941	245,699
		2,081,391
Household Durables — 0.3%
Black & Decker Corp.	1,205	38,030
Centex Corp.	2,442	18,315
D.R. Horton, Inc.	5,324	51,643
Fortune Brands, Inc.	2,945	72,300
Harman International Industries, Inc.	1,130	15,289
KB HOME	1,490	19,638
Leggett & Platt, Inc.	3,028	39,333
Lennar Corp., Class A	2,734	20,532
Newell Rubbermaid, Inc.	5,396	34,426
Pulte Homes, Inc.	4,160	45,469
Snap-On, Inc.	1,111	27,886
The Stanley Works	1,523	44,350
Whirlpool Corp.	1,459	43,172
		470,383
Household Products — 2.7%
Clorox Co.	2,676	137,761
Colgate-Palmolive Co.	9,751	575,114
Kimberly-Clark Corp.	8,002	368,972
The Procter & Gamble Co.	57,700	2,717,093
		3,798,940
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group	3,849	79,520
Dynegy, Inc., Class A(1)	9,783	13,794
The AES Corp.(1)	13,003	75,548
		168,862
Industrial Conglomerates — 2.1%
3M Co.	13,390	665,751
General Electric Co.	202,970	2,052,027
Textron, Inc.	4,661	26,754
Tyco International Ltd.	9,140	178,778
		2,923,310
Information Technology Services — 1.1%
Affiliated Computer Services, Inc., Class A(1)	1,900	90,991
Automatic Data Processing, Inc.	9,819	345,236
Cognizant Technology Solutions Corp., Class A(1)	5,626	116,965
Computer Sciences Corp.(1)	2,966	109,267
Convergys Corp.(1)	2,390	19,311
Fidelity National Information Services, Inc.	3,700	67,340
Fiserv, Inc.(1)	3,094	112,807
MasterCard, Inc., Class A	1,400	234,472
Paychex, Inc.	6,201	159,180
Total System Services, Inc.	3,806	52,561
Western Union Co.	13,830	173,843
		1,481,973
Insurance — 2.1%
AFLAC, Inc.	9,007	174,375
American International Group, Inc.	51,954	51,954
Aon Corp.	5,216	212,917
Assurant, Inc.	2,300	50,094
Cincinnati Financial Corp.	3,175	72,612
Genworth Financial, Inc., Class A	8,369	15,901
Lincoln National Corp.	4,945	33,082
Loews Corp.	6,997	154,634
Marsh & McLennan Cos., Inc.	9,932	201,123
MBIA, Inc.(1)	3,641	16,676
MetLife, Inc.	15,336	349,201
Principal Financial Group, Inc.	5,011	40,990
Prudential Financial, Inc.	8,194	155,850
The Allstate Corp.	10,356	198,317
The Chubb Corp.	6,871	290,781
The Hartford Financial Services Group, Inc.	6,286	49,345
The Progressive Corp.(1)	13,063	175,567
The Travelers Cos., Inc.	11,293	458,947
Torchmark Corp.	1,682	44,119
Unum Group	6,398	79,975
XL Capital Ltd., Class A	6,391	34,895
		2,861,355
Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(1)	6,215	456,430
		456,430

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
Internet Software & Services — 1.7%
Akamai Technologies, Inc.(1)	3,300	$64,020
eBay, Inc.(1)	20,729	260,356
Expedia, Inc.(1)	4,047	36,747
Google, Inc., Class A(1)	4,623	1,609,081
VeriSign, Inc.(1)	3,800	71,706
Yahoo! Inc.(1)	26,817	343,526
		2,385,436
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	5,187	19,710
Hasbro, Inc.	2,396	60,068
Mattel, Inc.	6,930	79,903
		159,681
Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(1)	3,336	108,353
Millipore Corp.(1)	1,066	61,199
PerkinElmer, Inc.	2,283	29,154
Thermo Fisher Scientific, Inc.(1)	8,121	289,676
Waters Corp.(1)	1,901	70,242
		558,624
Machinery — 1.5%
Caterpillar, Inc.	11,659	325,986
Cummins, Inc.	3,892	99,051
Danaher Corp.	4,943	268,009
Deere & Co.	8,252	271,243
Dover Corp.	3,632	95,812
Eaton Corp.	3,188	117,510
Flowserve Corp.	1,100	61,732
Illinois Tool Works, Inc.	7,606	234,645
Ingersoll-Rand Co. Ltd., Class A	6,204	85,615
ITT Corp.	3,542	136,261
PACCAR, Inc.	7,010	180,578
Pall Corp.	2,281	46,601
Parker Hannifin Corp.	3,114	105,814
The Manitowoc Co., Inc.	2,522	8,247
		2,037,104
Media — 2.3%
CBS Corp., Class B	13,138	50,450
Comcast Corp., Class A	55,647	759,025
Gannett Co., Inc.	4,407	9,695
Meredith Corp.	742	12,347
News Corp., Class A	44,446	294,233
Omnicom Group, Inc.	6,007	140,564
Scripps Networks Interactive, Inc., Class A	1,738	39,122
The DIRECTV Group, Inc.(1)	10,555	240,548
The Interpublic Group of Companies, Inc.(1)	9,215	37,966
The McGraw-Hill Companies, Inc.	6,124	140,056
The New York Times Co., Class A	2,273	10,274
The Walt Disney Co.	35,772	649,620
The Washington Post Co., Class B	123	43,923
Time Warner Cable, Inc.	5,800	143,840
Time Warner, Inc.	23,107	445,965
Viacom, Inc., Class B(1)	11,857	206,075
		3,223,703
Metals & Mining — 0.8%
AK Steel Holding Corp.	2,200	15,664
Alcoa, Inc.	15,467	113,528
Allegheny Technologies, Inc.	1,906	41,799
Freeport-McMoran Copper & Gold, Inc., Class B	7,946	302,822
Newmont Mining Corp.	9,359	418,909
Nucor Corp.	6,068	231,615
Titanium Metals Corp.	1,643	8,987
United States Steel Corp.	2,288	48,345
		1,181,669
Multi-Utilities — 0.7%
NiSource, Inc.	5,307	52,009
PG&E Corp.	6,981	266,814
Public Service Enterprise Group, Inc.	9,782	288,275
SCANA Corp.	2,300	71,047
Sempra Energy	4,711	217,837
Wisconsin Energy Corp.	2,265	93,250
		989,232
Multiline Retail — 0.8%
Big Lots, Inc.(1)	1,634	33,954
Family Dollar Stores, Inc.	2,692	89,832
J.C. Penney Co., Inc.	4,295	86,201
Kohl’s Corp.(1)	5,888	249,180
Macy’s, Inc.	8,126	72,321
Nordstrom, Inc.	3,081	51,607
Sears Holdings Corp.(1)	1,111	50,784
Target Corp.	14,548	500,306
		1,134,185
Office Electronics — 0.1%
Xerox Corp.	16,727	76,108
		76,108
Oil, Gas & Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	8,871	344,993
Apache Corp.	6,467	414,470
Cabot Oil & Gas Corp.	2,000	47,140
Chesapeake Energy Corp.	10,452	178,311
Chevron Corp.	39,264	2,640,111
ConocoPhillips	28,809	1,128,160
CONSOL Energy, Inc.	3,502	88,390
Devon Energy Corp.	8,537	381,519
El Paso Corp.	13,550	84,688
EOG Resources, Inc.	4,823	264,108
Exxon Mobil Corp.	98,296	6,693,958
Hess Corp.	5,521	299,238
Marathon Oil Corp.	13,636	358,490
Massey Energy Co.	1,645	16,647
Murphy Oil Corp.	3,700	165,649
Noble Energy, Inc.	3,339	179,905
Occidental Petroleum Corp.	15,650	870,923
Peabody Energy Corp.	5,153	129,031
Pioneer Natural Resources Co.	2,300	37,881
Range Resources Corp.	3,000	123,480
Southwestern Energy Co.(1)	6,636	197,023
Spectra Energy Corp.	11,811	167,008
Sunoco, Inc.	2,232	59,103
Tesoro Corp.	2,700	36,369
Valero Energy Corp.	9,972	178,499
Williams Companies, Inc.	11,182	127,251
XTO Energy, Inc.	11,146	341,291
		15,553,636
Paper & Forest Products — 0.1%
International Paper Co.	8,264	58,178
MeadWestvaco Corp.	3,304	39,615
Weyerhaeuser Co.	4,110	113,313
		211,106
Personal Products — 0.1%
Avon Products, Inc.	8,237	158,398
Estee Lauder Companies, Inc., Class A	2,239	55,191
		213,589
Pharmaceuticals — 7.9%
Abbott Laboratories	29,986	1,430,332
Allergan, Inc.	5,942	283,790
Bristol-Myers Squibb Co.	38,263	838,725
Eli Lilly & Co.	19,336	646,016
Forest Laboratories, Inc.(1)	5,824	127,895
Johnson & Johnson	53,610	2,819,886

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
King Pharmaceuticals, Inc.(1)	4,764	$33,682
Merck & Co., Inc.	40,856	1,092,898
Mylan, Inc.(1)	5,886	78,931
Pfizer, Inc.	130,302	1,774,713
Schering-Plough Corp.	31,416	739,847
Watson Pharmaceuticals, Inc.(1)	2,056	63,962
Wyeth	25,732	1,107,505
		11,038,182
Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	2,294	12,571
AvalonBay Communities, Inc.	1,491	70,166
Boston Properties, Inc.	2,334	81,760
Developers Diversified Realty Corp.	2,325	4,952
Equity Residential	5,257	96,466
HCP, Inc.	4,883	87,162
Health Care REIT, Inc.	2,100	64,239
Host Hotels & Resorts, Inc.	10,095	39,572
Kimco Realty Corp.	4,427	33,734
Plum Creek Timber Co., Inc.	3,224	93,722
ProLogis	5,134	33,371
Public Storage, Inc.	2,400	132,600
Simon Property Group, Inc.	4,506	156,088
Ventas, Inc.	2,500	56,525
Vornado Realty Trust	2,745	91,244
		1,054,172
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	4,308	17,361
		17,361
Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	5,461	328,479
CSX Corp.	7,624	197,080
Norfolk Southern Corp.	7,155	241,481
Ryder System, Inc.	1,074	30,405
Union Pacific Corp.	9,788	402,385
		1,199,830
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(1)	11,752	35,844
Altera Corp.	5,790	101,615
Analog Devices, Inc.	5,626	108,413
Applied Materials, Inc.	25,926	278,705
Broadcom Corp., Class A(1)	8,584	171,508
Intel Corp.	107,482	1,617,604
KLA-Tencor Corp.	3,264	65,280
Linear Technology Corp.	4,285	98,469
LSI Corp.(1)	12,458	37,872
MEMC Electronic Materials, Inc.(1)	4,339	71,550
Microchip Technology, Inc.	3,517	74,525
Micron Technology, Inc.(1)	14,756	59,909
National Semiconductor Corp.	3,771	38,728
Novellus Systems, Inc.(1)	1,886	31,364
NVIDIA Corp.(1)	10,381	102,357
Teradyne, Inc.(1)	3,269	14,318
Texas Instruments, Inc.	25,051	413,592
Xilinx, Inc.	5,290	101,357
		3,423,010
Software — 3.9%
Adobe Systems, Inc.(1)	10,260	219,461
Autodesk, Inc.(1)	4,416	74,233
BMC Software, Inc.(1)	3,625	119,625
CA, Inc.	7,607	133,959
Citrix Systems, Inc.(1)	3,516	79,602
Compuware Corp.(1)	4,767	31,415
Electronic Arts, Inc.(1)	6,202	112,814
Intuit, Inc.(1)	6,230	168,210
McAfee, Inc.(1)	3,000	100,500
Microsoft Corp.	147,832	2,715,674
Novell, Inc.(1)	6,674	28,431
Oracle Corp.(1)	75,706	1,368,008
Salesforce.com, Inc.(1)	2,000	65,460
Symantec Corp.(1)	16,157	241,386
		5,458,778
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	1,700	40,460
AutoNation, Inc.(1)	2,100	29,148
AutoZone, Inc.(1)	774	125,868
Bed, Bath & Beyond, Inc.(1)	5,064	125,334
Best Buy Co., Inc.	6,528	247,803
GameStop Corp., Class A(1)	3,200	89,664
Limited Brands, Inc.	5,230	45,501
Lowe’s Cos., Inc.	28,326	516,949
Office Depot, Inc.(1)	5,311	6,957
RadioShack Corp.	2,465	21,125
Staples, Inc.	13,787	249,683
The Gap, Inc.	9,013	117,079
The Home Depot, Inc.	32,761	771,849
The Sherwin-Williams Co.	1,898	98,639
The TJX Cos., Inc.	8,045	206,274
Tiffany & Co.	2,379	51,291
		2,743,624
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(1)	6,318	105,510
NIKE, Inc., Class B	7,584	355,614
Polo Ralph Lauren Corp.	1,087	45,926
VF Corp.	1,736	99,143
		606,193
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	10,078	117,812
People’s United Financial, Inc.	6,711	120,597
		238,409
Tobacco — 1.7%
Altria Group, Inc.	39,815	637,836
Lorillard, Inc.	3,246	200,408
Philip Morris International, Inc.	39,094	1,390,964
Reynolds American, Inc.	3,278	117,484
		2,346,692
Trading Companies & Distributors — 0.1%
Fastenal Co.	2,500	80,387
W.W. Grainger, Inc.	1,292	90,673
		171,060
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(1)	7,665	233,246
Sprint Nextel Corp.(1)	55,204	197,078
		430,324
Total Common Stocks (Cost $170,304,335)		134,512,646

	Principal Amount
U.S. Government Securities — 0.6%
U.S. Treasury Bills — 0.6%
United States Treasury Bill
0.27% due 7/9/2009 (2)	$155,000	154,885
0.393% due 1/14/2010 (2)	100,000	99,686
0.404% due 9/3/2009 (2)	280,000	279,513

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
0.44% due 9/15/2009(2)	$219,000	$218,572
		752,656
Total U.S. Government Securities (Cost $752,656)		752,656
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $3,443,015, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $3,514,738(2)	3,443,000	3,443,000
Total Repurchase Agreements (Cost $3,443,000)		3,443,000
Total Investments — 99.8% (Cost $174,499,991)		138,708,302
Other Assets, Net — 0.2%		347,118
Total Net Assets — 100.0%		$139,055,420

(1)	Non-income producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Appreciation
Purchased Futures Contracts
S & P 500 INDEX	21	6/18/2009	$4,173	$260,557

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$134,512,646	$260,557
Level 2 – Significant Other Observable Inputs	4,195,656	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$138,708,302	$260,557

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Asset Allocation VIP Series

March 31, 2009 (unaudited)	Shares	Value
Mutual Funds — 93.5%
Funds — 93.5%
RS S&P 500 Index VIP Series(1)(2)	3,877,885	$22,530,514
		22,530,514
Total Mutual Funds (Cost $35,205,408)		22,530,514

	Principal Amount
U.S. Government Securities — 0.6%
U.S. Treasury Bills — 0.6%
United States Treasury Bill
0.07% due 4/2/2009(3)	$50,000	50,000
1.00% due 9/15/2009(3)	100,000	99,806
		149,806
Total U.S. Government Securities (Cost $149,805)		149,806
Repurchase Agreements — 5.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $1,301,006, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $1,330,500(3)	1,301,000	1,301,000
Total Repurchase Agreements (Cost $1,301,000)		1,301,000
Total Investments — 99.5% (Cost $36,656,213)		23,981,320
Other Assets, Net — 0.5%		126,376
Total Net Assets — 100.0%		$24,107,696

(1)	The RS S&P 500 Index VIP Series schedule of investments is included herein.

(2)	Affiliated issuer.

(3)	Security is segregated as collateral to cover margin requirements on open futures contracts.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 INDEX	39	6/19/2009	$1,550	$151,125

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$22,530,514	$151,125
Level 2 – Significant Other Observable Inputs	1,450,806	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$23,981,320	$151,125

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 7.7%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	$2,263,010	$1,501,665
Amresco Residential Securities Mortgage Loan Trust
1997-1 MIF
7.42% due 3/25/2027	105,140	103,839
Capital One Multi-Asset Execution Trust
2006-A2 A
4.85% due 11/15/2013	2,500,000	2,486,263
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	4,400,000	4,423,101
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	403,863	317,635
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	6,305,000	6,324,454
2007-A15 A
4.96% due 9/17/2012	3,871,000	3,920,151
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	1,213,637	906,871
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020(1)	36,210	35,281
GE Capital Credit Card Master Note Trust
2006-1 A
5.08% due 9/15/2012	2,450,000	2,447,912
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	3,450,000	3,512,700
Peco Energy Transition Trust
2000-A A4
7.65% due 3/1/2010	1,455,000	1,487,565
PSE&G Transition Funding LLC
2001-1 A6
6.61% due 6/15/2015	2,230,000	2,463,680
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	385,192	348,481
2003-RS7 AI4
5.09% due 2/25/2031(1)	308,717	302,845
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023(1)	627,159	619,730
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	881,117	892,491
Total Asset Backed Securities (Cost $33,026,704)		32,094,664
Collateralized Mortgage Obligations — 17.5%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	6,237,828	5,267,066
Banc of America Funding Corp.
2006-3 5A5
5.50% due 3/25/2036	2,861,911	1,944,134
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.147% due 7/25/2034(1)	1,350,000	1,332,709
2004-11 2A1
5.75% due 1/25/2035	5,870,526	5,074,336
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	3,985,381	3,006,472
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	2,341,374	1,841,558
2006-19CB A15
6.00% due 8/25/2036	2,944,238	1,937,949
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	1,296,324	1,207,514
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	2,944,564
1534 Z
5.00% due 6/15/2023	932,318	947,310
3227 PR
5.50% due 9/15/2035	8,458,331	8,868,058
FNMA
2006-45 AC
5.50% due 6/25/2036	1,230,979	1,242,284
2002-52 PB
6.00% due 2/25/2032	4,192,239	4,322,052
GNMA
1997-19 PG
6.50% due 12/20/2027(1)	3,893,747	4,085,317
GSR Mortgage Loan Trust
2006-2F 7A1
5.50% due 1/25/2021	4,287,618	3,397,937
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	4,698,019	3,262,187
Mastr Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	2,099,806	2,036,053
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	2,630,929	1,958,398
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	3,102,244	2,398,211
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	3,045,400	2,920,814
2005-5 1A1
5.00% due 5/25/2020	3,964,463	3,317,760
2006-1 A3
5.00% due 3/25/2021	2,026,230	1,857,800
2003-2 A7
5.25% due 2/25/2018	5,900,000	5,351,981
2007-13 A7
6.00% due 9/25/2037	3,883,345	2,618,831
Total Collateralized Mortgage Obligations (Cost $83,467,455)		73,141,295
Commercial Mortgage Backed Securities — 10.4%
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	2,350,000	2,059,221
2006-2 A4
5.75% due 5/10/2045(1)	3,400,000	2,520,380

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities
2006-T24 AM
5.568% due 10/12/2041 (1)	$3,015,000	$1,399,709
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035 (2)	6,050,000	5,777,750
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	3,320,695	3,192,718
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015 (2)	6,602,000	6,935,347
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045 (1)	2,100,000	1,017,782
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042 (1)(3)	4,000,000	3,035,656
2005-LDP5 A4
5.34% due 12/15/2044 (1)(3)	2,880,000	2,220,111
2001-C1 A3
5.857% due 10/12/2035 (3)	4,000,000	3,948,209
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	3,338,232	3,357,332
LB UBS Comm’l. Mortgage Trust
2006-C6 AM
5.413% due 9/15/2039	3,600,000	1,657,916
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041 (1)	3,500,000	2,775,644
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	1,445,784	1,455,594
Wachovia Bank Commercial Mortgage Trust
2005-C18 A4
4.935% due 4/15/2042	2,495,000	1,943,833
Total Commercial Mortgage Backed Securities (Cost $51,372,472)		43,297,202
Corporate Bonds — 21.3%
Aerospace & Defense — 0.3%
General Dynamics Corp.
4.50% due 8/15/2010	500,000	513,977
L-3 Communications Corp.
6.125% due 1/15/2014	1,000,000	945,000
		1,458,977
Automotive — 0.2%
DaimlerChrysler NA Holdings
6.50% due 11/15/2013	300,000	271,816
TRW, Inc.
7.75% due 6/1/2029	500,000	551,530
		823,346
Building Materials — 0.2%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	951,886
		951,886
Chemicals — 0.1%
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	500,000	514,218
		514,218
Computers — 0.2%
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	800,000	758,437
		758,437
Diversified Financial Services — 0.4%
Allstate Life Global Funding Trust Nt.
5.375% due 4/30/2013	750,000	725,455
BP Capital Markets PLC
5.25% due 11/7/2013	800,000	856,277
		1,581,732
Diversified Manufacturing — 0.6%
Parker Hannifin Corp.
Sr. Nt.
6.25% due 5/15/2038	400,000	366,576
Siemens Financieringsmat N.V.
6.125% due 8/17/2026 (2)	750,000	738,523
United Technologies Corp.
4.375% due 5/1/2010	500,000	512,716
4.875% due 5/1/2015	1,000,000	1,047,861
		2,665,676
Education Revenue — 0.4%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	1,600,000	1,570,624
		1,570,624
Electric — 0.4%
Nevada Power Co.
6.65% due 4/1/2036	600,000	501,221
PacifiCorp
5.25% due 6/15/2035	350,000	308,398
PPL Electric Utilities Corp.
6.45% due 8/15/2037	1,000,000	1,037,190
		1,846,809
Electronics — 0.1%
Koninklijke Philips Electronics NV
6.875% due 3/11/2038	600,000	582,042
		582,042
Energy — 0.5%
Anadarko Petroleum Corp.
6.45% due 9/15/2036	600,000	419,379
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	600,000	462,150
Western Oil Sands, Inc.
8.375% due 5/1/2012	1,000,000	1,046,347
		1,927,876
Energy - Refining — 0.1%
Tosco Corp.
8.125% due 2/15/2030	500,000	544,345
		544,345
Entertainment — 0.5%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,337,267
Viacom, Inc.
6.875% due 4/30/2036	800,000	583,685
		1,920,952
Finance Companies — 0.8%
Capital One Bank Co.
5.75% due 9/15/2010	900,000	898,242

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
General Electric Capital Corp.
6.75% due 3/15/2032	$800,000	$648,718
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,043,425
Household Finance Corp.
6.375% due 11/27/2012	1,000,000	807,452
		3,397,837
Financial — 0.0%
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049 (4)(5)	1,000,000	100
		100
Financial - Banks — 4.7%
American Express Bank FSB
6.00% due 9/13/2017	500,000	420,849
Bank of America Corp.
4.875% due 9/15/2012	1,300,000	1,173,289
Bank One Corp.
5.25% due 1/30/2013	600,000	554,467
Bear Stearns Cos., Inc.
6.40% due 10/2/2017	800,000	778,597
Citigroup, Inc.
4.625% due 8/3/2010	1,300,000	1,219,568
Sr. Nt.
6.125% due 11/21/2017	800,000	693,605
City National Corp.
5.125% due 2/15/2013	700,000	602,788
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	817,362
Deutsche Bank AG London
6.00% due 9/1/2017	800,000	772,990
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,600,000	1,441,811
5.625% due 1/15/2017	370,000	288,218
6.15% due 4/1/2018	1,200,000	1,096,102
HSBC USA, Inc.
4.625% due 4/1/2014	700,000	656,092
JPMorgan Chase & Co.
5.75% due 1/2/2013	900,000	859,587
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	1,500,000	1,406,064
Merrill Lynch & Co.
6.05% due 8/15/2012	1,000,000	858,057
6.875% due 4/25/2018	800,000	625,674
Morgan Stanley
4.00% due 1/15/2010	500,000	496,473
5.95% due 12/28/2017	1,800,000	1,635,125
PNC Bank N.A.
6.875% due 4/1/2018	800,000	779,907
Sovereign Bank, Inc.
5.125% due 3/15/2013	600,000	508,355
Wachovia Corp.
5.25% due 8/1/2014	1,300,000	1,079,402
Wells Fargo Bank NA
5.75% due 5/16/2016	1,200,000	1,021,823
		19,786,205
Food & Beverage — 0.7%
Bacardi Ltd.
Sr. Nt.
7.45% due 4/1/2014 (2)	800,000	802,365
Bottling Group LLC
6.95% due 3/15/2014	900,000	1,023,328
Diageo Capital PLC
5.50% due 9/30/2016	500,000	505,626
Kraft Foods, Inc.
Sr. Nt.
6.875% due 1/26/2039	500,000	490,924
		2,822,243
Health Care — 0.2%
Fisher Scientific International, Inc.
6.125% due 7/1/2015	800,000	794,557
		794,557
Health Care-Services — 0.3%
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	636,838
UnitedHealth Group, Inc.
6.50% due 6/15/2037	500,000	415,478
		1,052,316
Insurance — 0.9%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	800,000	722,727
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	600,000	381,754
AXA SA
6.463% due 12/31/2049 (2)(4)	800,000	284,312
Liberty Mutual Group, Inc.
7.50% due 8/15/2036 (2)	400,000	224,711
MetLife, Inc.
6.40% due 12/15/2036	500,000	210,000
Symetra Financial Corp.
6.125% due 4/1/2016 (2)(6)	800,000	621,230
Unum Group
5.859% due 5/15/2009	600,000	594,562
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015 (2)	1,100,000	872,202
		3,911,498
Iron - Steel — 0.2%
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	400,000	289,381
Nucor Corp.
5.75% due 12/1/2017	550,000	550,322
		839,703
Machinery - Diversified — 0.1%
Roper Industries, Inc.
Sr. Nt.
6.625% due 8/15/2013	400,000	405,160
		405,160
Media - Cable — 1.1%
Comcast Cable Communications, Inc.
6.875% due 6/15/2009	1,050,000	1,056,656
Comcast Corp.
6.45% due 3/15/2037	1,000,000	873,650
6.50% due 1/15/2017	400,000	395,966
Time Warner Cable, Inc.
5.40% due 7/2/2012	1,000,000	965,946
5.85% due 5/1/2017	1,600,000	1,434,394
		4,726,612
Media - NonCable — 0.1%
News America Holdings, Inc.
8.00% due 10/17/2016	500,000	504,400
		504,400
Metals & Mining — 0.3%
Noranda, Inc.
6.00% due 10/15/2015	750,000	527,722

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Steel Dynamics, Inc.
6.75% due 4/1/2015	$700,000	$474,250
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	394,241
		1,396,213
Natural Gas - Pipelines — 0.1%
Enterprise Products Operating LP
8.375% due 8/1/2066 (1)	400,000	268,000
		268,000
Office - Business Equipment — 0.1%
Xerox Corp.
Sr. Nt.
5.65% due 5/15/2013	400,000	334,336
		334,336
Oil & Gas — 0.7%
Occidental Petroleum Corp.
Sr. Nt.
7.00% due 11/1/2013	800,000	893,197
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	550,000	518,166
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	1,200,000	1,238,844
XTO Energy, Inc.
Sr. Nt.
5.50% due 6/15/2018	500,000	464,421
		3,114,628
Oil & Gas Services — 0.2%
Weatherford International Ltd.
5.15% due 3/15/2013	700,000	651,295
		651,295
Pharmaceuticals — 1.2%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	1,100,000	1,106,302
Amgen, Inc.
5.85% due 6/1/2017	400,000	409,600
Astrazeneca PLC
6.45% due 9/15/2037	600,000	622,369
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	1,500,000	1,545,081
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	852,574
Wyeth
5.95% due 4/1/2037	475,000	447,325
		4,983,251
Railroads — 0.3%
Norfolk Southern Corp.
6.75% due 2/15/2011	1,150,000	1,205,926
		1,205,926
Real Estate Investment Trusts — 1.0%
ERP Operating LP
5.375% due 8/1/2016	775,000	610,769
Highwoods Realty Ltd.
5.85% due 3/15/2017	600,000	371,025
Liberty Property LP
7.25% due 3/15/2011	700,000	626,443
PPF Funding, Inc.
5.35% due 4/15/2012 (2)(6)	750,000	532,297
Regency Centers LP
6.75% due 1/15/2012	375,000	302,724
Simon Property Group LP
5.25% due 12/1/2016	750,000	558,647
USB Realty Corp.
6.091% due 12/22/2049 (2)(4)	950,000	361,000
Westfield Group
5.40% due 10/1/2012 (2)	900,000	748,116
		4,111,021
Retailers — 0.3%
CVS Caremark Corp.
5.75% due 6/1/2017	875,000	853,267
Wal-Mart Stores, Inc.
4.50% due 7/1/2015	500,000	530,897
		1,384,164
Software — 0.2%
Oracle Corp.
Sr. Nt.
5.75% due 4/15/2018	800,000	834,895
		834,895
Technology — 0.3%
Cisco Systems, Inc.
5.50% due 2/22/2016	450,000	476,161
International Business Machines Corp.
5.70% due 9/14/2017	400,000	414,349
National Semiconductor Corp.
6.60% due 6/15/2017	500,000	329,268
		1,219,778
Tobacco — 0.2%
Philip Morris International, Inc.
Sr. Nt.
6.875% due 3/17/2014	800,000	865,826
		865,826
Transportation — 0.2%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	800,000	826,380
		826,380
Utilities - Electric — 1.2%
Alabama Power Co.
5.65% due 3/15/2035	750,000	699,822
Exelon Corp.
4.45% due 6/15/2010	750,000	737,451
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	658,270
Pacific Gas & Electric Co.
6.05% due 3/1/2034	450,000	440,345
Potomac Edison Co.
5.35% due 11/15/2014	850,000	816,961
Public Service Electric Gas Co.
5.125% due 9/1/2012	500,000	510,902
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	978,042
		4,841,793
Wireless Communications — 0.6%
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,362,759
Verizon Wireless Capital LLC
Sr. Nt.
5.55% due 2/1/2014 (2)	800,000	800,669
Vodafone Group PLC
6.15% due 2/27/2037	350,000	330,007
		2,493,435

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Wireline Communications — 1.3%
AT&T, Inc.
6.30% due 1/15/2038	$1,200,000	$1,053,734
Deutsche Telekom International Finance BV
8.75% due 6/15/2030 (1)	850,000	908,061
France Telecom S.A.
7.75% due 3/1/2011 (1)	800,000	856,793
8.50% due 3/1/2031 (1)	335,000	422,370
Telecom Italia Capital
5.25% due 10/1/2015	550,000	463,735
Verizon Communications, Inc.
5.55% due 2/15/2016	800,000	787,144
6.40% due 2/15/2038	1,000,000	906,553
		5,398,390
Total Corporate Bonds
(Cost $98,289,069)		89,316,882
Mortgage Pass-Through Securities — 30.4%
FHLMC
5.50% due 9/1/2034-12/1/2036	8,690,037	9,034,556
7.00% due 9/1/2038	2,670,172	2,828,152
FNMA
4.50% due 6/1/2038-4/1/2039	10,520,368	10,763,556
5.00% due 4/1/2023-12/1/2038	49,132,508	50,773,292
5.00% due 12/1/2039 (7)	10,100,000	10,421,937
5.50% due 6/1/2034-10/1/2038	23,690,137	24,616,876
5.746% due 12/1/2036 (1)	2,736,996	2,840,146
6.00% due 8/1/2021-7/1/2037	2,443,811	2,563,208
6.198% due 8/1/2046 (1)	2,505,122	2,605,869
6.50% due 8/1/2010-8/1/2038	7,542,458	7,950,621
7.00% due 9/1/2014-6/1/2032	421,077	449,745
7.50% due 12/1/2029	354,833	384,700
8.00% due 1/1/2030-9/1/2030	114,183	124,280
GNMA
6.00% due 10/15/2032-12/15/2033	894,945	941,714
6.50% due 2/15/2032-4/15/2033	718,954	766,834
Total Mortgage Pass-Through Securities
(Cost $122,595,463)		127,065,486
Municipal Bonds — 2.6%
Arizona Water Infrastructure Finance Authority Revenue
Water Quality-Series A
5.00% due 10/1/2027	1,200,000	1,251,600
Colorado Housing & Finance Authority
Single Family Mortgage CL I-Series A
FHA Insured
5.50% due 11/1/2029 (8)	840,000	842,344
Connecticut State
Series F
5.00% due 12/1/2021	1,200,000	1,310,712
Gwinnett County Georgia School District General Obligation
5.00% due 2/1/2036	1,200,000	1,217,028
Massachusetts Bay Transportation Authority Revenue
Series A
5.25% due 7/1/2034	1,200,000	1,208,640
Massachusetts State Health & Educational Facilities Authority Revenue
Harvard University-Series B
5.00% due 10/1/2038	1,200,000	1,217,412
Harvard University-Series A
5.50% due 11/15/2036	1,190,000	1,261,971
New York State Dormitory Authority
Columbia University-Series C
5.00% due 7/1/2025	1,200,000	1,267,956
New York State Environmental Facilities Corp.
State Clean Water & Drinking Water Revenue
Series D
5.00% due 9/15/2032	1,200,000	1,195,044
Total Municipal Bonds (Cost $10,334,548)		10,772,707
Non-U.S. Government Securities — 0.6%
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	584,500
Petrobras International Finance Co.
5.875% due 3/1/2018	900,000	837,246
Quebec Province
4.60% due 5/26/2015	900,000	932,307
RAS Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 9/15/2009 (2)	247,600	243,581
Total Non-U.S. Government Securities (Cost $2,717,763)		2,597,634
Taxable Municipal Securities — 0.1%
Oregon — 0.1%
Oregon School Board Association
4.759% due 6/30/2028	450,000	381,461
		381,461
Total Taxable Municipal Securities (Cost $450,000)		381,461
U.S. Government Securities — 8.6%
U.S. Treasury Bonds — 1.9%
U.S. Treasury Bonds
4.50% due 5/15/2038	6,890,000	8,044,075
		8,044,075
U.S. Treasury Notes — 6.7%
U.S. Treasury Notes
1.375% due 3/15/2012	5,855,000	5,895,710
1.75% due 3/31/2014	240,000	240,825
2.375% due 3/31/2016	3,903,000	3,928,307
2.75% due 2/15/2019	17,800,000	17,897,366
		27,962,208
Total U.S. Government Securities (Cost $35,881,815)		36,006,283
Repurchase Agreements — 3.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $15,684,070, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $15,999,263	15,684,000	15,684,000
Total Repurchase Agreements (Cost $15,684,000)		15,684,000
Total Investments — 102.9%
(Cost $453,819,289)		430,357,614
Other Liabilities, Net — (2.9)%		(11,973,347)
Total Net Assets — 100.0%		$418,384,267

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2009.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $19,834,594, representing 4.7% of net assets of which $18,681,067 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover TBAs.

(4)	Maturity is perpetual. Maturity date presented represents the next call date.

(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	1,000,000	996,693	100

(6)	Security deemed illiquid by the investment adviser.

(7)	TBA - To be announced.

(8)	When issued security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	430,357,614
Level 3 – Significant Unobservable Inputs	—
Total	$430,357,614

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 14.1%
American Express Credit Account Master Trust
2004-3 A
4.35% due 12/15/2011	$260,000	$260,083
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	207,508	137,696
Capital One Multi-Asset Execution Trust
2006-A2 A
4.85% due 11/15/2013	150,000	149,176
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	400,000	402,100
CenterPoint Energy Transition Bond Co. LLC
2001-1 A4
5.63% due 9/15/2015	360,000	382,794
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	312,668	245,911
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	320,000	320,987
2007-A15 A
4.96% due 9/17/2012	420,000	425,333
Citibank Credit Card Issuance Trust
2006-A4 A4
5.45% due 5/10/2013	372,000	378,621
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	242,209	180,987
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020(1)	16,583	16,157
Detroit Edison Securitization Funding LLC
2001-1 A4
6.19% due 3/1/2013	116,831	121,949
GE Capital Credit Card Master Note Trust
2006-1 A
5.08% due 9/15/2012	265,000	264,774
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	290,000	295,270
Peco Energy Transition Trust
2000-A A4
7.65% due 3/1/2010	265,000	270,931
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	420,000	436,103
PSE&G Transition Funding LLC
2001-1 A5
6.45% due 3/15/2013	365,000	382,398
Public Service New Hampshire Funding LLC
2001-1 A3
6.48% due 5/1/2015	390,335	420,590
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	174,680	158,032
2002-RS4 AI5
6.163% due 8/25/2032(1)	22,763	10,418
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023	160,952	159,046
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	128,592	130,252
World Omni Auto Receivables Trust
2005-A A4
3.82% due 11/12/2011	149,214	149,227
Total Asset Backed Securities (Cost $5,835,946)		5,698,835
Collateralized Mortgage Obligations — 5.3%
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.147% due 7/25/2034(1)	260,000	256,670
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	507,301	399,007
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	77,392	72,090
FHLMC
2598 QC
4.50% due 6/15/2027	122,690	123,104
1534 Z
5.00% due 6/15/2023	127,297	129,344
20 H
5.50% due 10/25/2023	61,753	64,966
2470 VB
6.00% due 8/15/2018	1,960	1,959
1650 J
6.50% due 6/15/2023	8,752	8,745
FNMA
2003-24 PU
3.50% due 11/25/2015	86,909	87,132
2003-63 GU
4.00% due 7/25/2033	33,380	33,677
2005-39 CL
5.00% due 12/25/2021	184,079	188,253
2006-45 AC
5.50% due 6/25/2036	88,235	89,045
2002-52 PB
6.00% due 2/25/2032	310,226	319,832
GNMA
2002-93 NV
4.75% due 2/20/2032	7,745	7,815
GSR Mortgage Loan Trust
2006-2F 7A1
5.50% due 1/25/2021	262,203	207,796
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	131,687	91,440
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	90,348	67,253
Total Collateralized Mortgage Obligations (Cost $2,276,060)		2,148,128
Commercial Mortgage Backed Securities — 11.2%
Bear Stearns Commercial Mortgage Securities
2003-T12 A2
3.88% due 8/13/2039	141,379	141,101
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	92,686	92,660
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	515,000	491,825

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	$187,081	$179,871
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	456,000	479,024
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	364,889	357,640
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	271,434	261,462
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	270,000	266,284
Hilton Hotel Pool Trust
2000-HLTA A1
7.055% due 10/3/2015(2)	457,015	473,855
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	87,032	85,925
2002-C1 A2
4.914% due 7/12/2037	314,488	311,986
2001-C1 A3
5.857% due 10/12/2035	250,000	246,763
2001-CIBC A3
6.26% due 3/15/2033	601,951	608,812
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	185,671	186,734
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	93,030	93,662
Prudential Securities Secured Financing Corp.
1998-C1 D
7.074% due 1/15/2013(1)	269,698	269,590
Total Commercial Mortgage Backed Securities (Cost $4,551,636)		4,547,194
Corporate Bonds — 31.5%
Aerospace & Defense — 0.4%
Raytheon Co.
Sr. Nt.
4.85% due 1/15/2011	170,000	175,889
		175,889
Automotive — 0.4%
Daimler Finance North America LLC
4.875% due 6/15/2010	175,000	169,968
		169,968
Beverages — 1.5%
Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	250,000	257,187
SABMiller PLC
6.20% due 7/1/2011(2)	350,000	352,904
		610,091
Computers — 0.5%
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	200,000	205,457
		205,457
Diversified Financial Services — 0.9%
BP Capital Markets PLC
3.125% due 3/10/2012	350,000	351,441
		351,441
Electric — 0.5%
PPL Electric Utilities Corp.
Sr. Sec. Nt.
6.25% due 8/15/2009	200,000	201,743
		201,743
Environmental — 0.5%
Allied Waste North America, Inc.
Sr. Sec. Nt.
6.50% due 11/15/2010	200,000	199,000
		199,000
Finance Companies — 1.3%
General Electric Capital Corp.
2.20% due 6/8/2012	350,000	352,260
Textron Financial Corp.
5.125% due 11/1/2010	250,000	187,665
		539,925
Financial - Banks — 5.7%
Bank of America Corp.
2.10% due 4/30/2012	600,000	601,219
3.125% due 6/15/2012	350,000	362,091
Citigroup, Inc.
4.25% due 7/29/2009	225,000	222,810
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. B
4.50% due 11/4/2010	250,000	229,755
PNC Funding Corp.
2.30% due 6/22/2012	350,000	353,371
4.50% due 3/10/2010	250,000	249,061
The Goldman Sachs Group, Inc.
Sr. Nt.
4.50% due 6/15/2010	250,000	249,464
		2,267,771
Food & Beverage — 2.7%
Diageo Finance BV
3.875% due 4/1/2011	250,000	249,167
Kraft Foods, Inc.
Sr. Nt.
5.625% due 11/1/2011	350,000	364,369
PepsiAmericas, Inc.
5.625% due 5/31/2011	200,000	204,058
The Kroger Co.
6.80% due 4/1/2011	250,000	264,126
		1,081,720
Health Care - Services — 0.6%
UnitedHealth Group, Inc.
Sr. Nt.
5.125% due 11/15/2010	250,000	251,331
		251,331
Household Products - Wares — 0.6%
Clorox Co.
Sr. Nt.
4.20% due 1/15/2010	225,000	226,559
		226,559
Insurance — 1.2%
Metropolitan Life Global Funding I
Sr. Sec. Nt.
4.50% due 5/5/2010(2)	250,000	248,987
Unum Group
5.859% due 5/15/2009	250,000	247,734
		496,721

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Media - Cable — 2.4%
Comcast Corp.
5.45% due 11/15/2010	$350,000	$356,543
Cox Communications, Inc.
4.625% due 1/15/2010	250,000	247,628
Time Warner Cable, Inc.
5.40% due 7/2/2012	375,000	362,230
		966,401
Metals & Mining — 0.6%
BHP Billiton Finance USA Ltd.
5.00% due 12/15/2010	250,000	255,484
		255,484
Natural Gas - Distributors — 0.6%
ONEOK, Inc.
7.125% due 4/15/2011	240,000	243,907
		243,907
Natural Gas - Pipelines — 1.4%
Enterprise Products Operating LLP
4.95% due 6/1/2010	250,000	245,665
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	300,000	307,010
		552,675
Oil & Gas — 2.1%
Anadarko Finance Co.
Ser. B
6.75% due 5/1/2011	250,000	252,263
Chevron Corp.
3.45% due 3/3/2012	350,000	359,256
XTO Energy, Inc.
5.00% due 8/1/2010	250,000	248,845
		860,364
Pharmaceuticals — 2.7%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	350,000	357,586
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	350,000	359,503
Roche Holdings, Inc.
4.50% due 3/1/2012(2)	350,000	356,282
		1,073,371
Real Estate Investment Trusts — 1.1%
Regency Centers LP
7.95% due 1/15/2011	200,000	184,138
Simon Property Group LP
Sr. Nt.
4.875% due 3/18/2010	250,000	239,409
		423,547
Retailers — 1.1%
CVS Caremark Corp.
4.00% due 9/15/2009	250,000	250,304
Safeway, Inc.
4.95% due 8/16/2010	200,000	203,770
		454,074
Savings & Loans — 1.1%
Sovereign Bancorp, Inc.
Sr. Nt.
4.80% due 9/1/2010	250,000	235,237
Wachovia Mortgage FSB
Sr. Nt.
4.125% due 12/15/2009	225,000	222,238
		457,475
Telecommunications — 1.6%
AT&T, Inc.
Sr. Nt.
4.125% due 9/15/2009	250,000	252,299
Verizon Wireless Capital LLC
Sr. Nt.
5.25% due 2/1/2012(2)	400,000	405,365
		657,664
Total Corporate Bonds (Cost $12,756,241)		12,722,578
Mortgage Pass-Through Securities — 1.1%
FHLMC
7.00% due 9/1/2038	227,115	240,552
FNMA
6.198% due 8/1/2046(1)	188,038	195,600
Total Mortgage Pass-Through Securities (Cost $426,254)		436,152
U.S. Government Securities — 36.2%
U.S. Government Agency Securities — 9.6%
FHLMC
2.50% due 3/23/2012	1,180,000	1,182,146
FNMA
2.00% due 4/1/2011	940,000	942,449
5.00% due 10/15/2011	550,000	595,056
5.125% due 4/15/2011	1,080,000	1,156,505
		3,876,156
U.S. Treasury Notes — 26.6%
U.S. Treasury Notes
0.875% due 3/31/2011	6,351,000	6,359,434
1.375% due 3/15/2012	3,248,000	3,270,584
1.75% due 3/31/2014	1,137,000	1,140,909
		10,770,927
Total U.S. Government Securities (Cost $14,475,147)		14,647,083
Non-U.S. Government Securities — 0.1%
RAS Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 9/15/2009(2)	39,000	38,367
		38,367
Total Non-U.S. Government Securities (Cost $38,834)		38,367
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.16%, dated 3/31/2009, maturity value of $688,003, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $704,056	688,000	688,000
Total Repurchase Agreements (Cost $688,000)		688,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2009 (unaudited)	Value
Total Investments — 101.2% (Cost $41,048,118)	$40,926,337
Other Liabilities, Net — (1.2)%	(483,595)
Total Net Assets — 100.0%	$40,442,742

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $2,976,861, representing 7.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	40,926,337
Level 3 – Significant Unobservable Inputs	—
Total	$40,926,337

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

March 31, 2009 (unaudited)	Principal Amount	Value
Corporate Bonds — 88.9%
Advertising — 0.6%
Lamar Media Corp.
Sr. Nt.6.625% due 8/15/2015	$370,000	$269,000
RH Donnelley, Inc.
11.75% due 5/15/2015(1)(5)	564,000	73,321
		342,321
Aerospace & Defense — 2.4%
BE Aerospace, Inc.
Sr. Nt.
8.50% due 7/1/2018	520,000	433,550
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	370,000	326,062
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	130,000	120,575
6.375% due 10/15/2015	150,000	141,375
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018(1)	325,000	299,813
		1,321,375
Automotive — 3.9%
Ford Motor Credit Co.
Sr. Nt.
7.25% due 10/25/2011	1,020,000	726,195
8.00% due 12/15/2016	300,000	197,170
9.75% due 9/15/2010	457,000	375,949
9.875% due 8/10/2011	430,000	325,498
Ford Motor Credit Co. LLC
Sr. Nt.	350,000	345,625
5.544% due 4/15/2009(2)
Goodyear Tire & Rubber Co.
6.318% due 12/1/2009(2)	110,000	105,050
Sr. Nt.
8.625% due 12/1/2011	72,000	59,760
		2,135,247
Beverages — 0.7%
Constellation Brands, Inc.
Ser. B
7.25% due 5/15/2017	270,000	256,500
8.125% due 1/15/2012	120,000	120,000
		376,500
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
7.50% due 8/15/2013	200,000	192,000
		192,000
Building Materials — 2.6%
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	710,000	559,125
Mohawk Industries, Inc.
Sr. Nt.
6.625% due 1/15/2016	250,000	184,200
Norcraft Cos. L.P.
Sr. Sub. Nt.
9.00% due 11/1/2011	375,000	318,750
Texas Industries, Inc.
Sr. Nt.
7.25% due 7/15/2013(1)	520,000	392,600
		1,454,675
Chemicals — 0.5%
Koppers, Inc.
Sr. Nt.
9.875% due 10/15/2013	298,000	272,670
		272,670
Coal — 1.1%
Foundation PA Coal Co. LLC
Sr. Nt.
7.25% due 8/1/2014	280,000	254,100
Peabody Energy Corp.
6.875% due 3/15/2013	360,000	351,000
		605,100
Commercial Services — 1.4%
Iron Mountain, Inc.
Sr. Sub. Nt.
8.625% due 4/1/2013	750,000	750,000
		750,000
Computers — 0.4%
Seagate Technology HDD Holdings
6.80% due 10/1/2016	420,000	243,600
		243,600
Construction Machinery — 1.2%
Terex Corp.
Sr. Sub. Nt.
8.00% due 11/15/2017	420,000	340,200
Titan International, Inc.
Sr. Nt.
8.00% due 1/15/2012	120,000	93,600
United Rentals NA, Inc.
Sr. Sub. Nt.
7.75% due 11/15/2013	448,000	244,160
		677,960
Consumer Products — 0.7%
Elizabeth Arden, Inc.
Sr. Sub. Nt.
7.75% due 1/15/2014	555,000	394,050
		394,050
Diversified Manufacturing — 0.1%
ESCO Corp.
Sr. Nt.
8.625% due 12/15/2013(1)	65,000	49,400
		49,400
Electric — 9.4%
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	350,000	307,125
Dynegy Holdings, Inc.
Sr. Nt.
7.75% due 6/1/2019	600,000	390,000
Edison Mission Energy
Sr. Nt.
7.00% due 5/15/2017	620,000	452,600
Midwest Generation LLC
Ser. B
8.56% due 1/2/2016	333,920	309,711
Mirant Americas Generation, LLC
Sr. Nt.
8.30% due 5/1/2011	130,000	126,100
Mirant Mid Atlantic Pass Through Tr.
Ser. B
9.125% due 6/30/2017	375,702	347,524
Mirant North America LLC
7.375% due 12/31/2013	260,000	235,300
NiSource Finance Corp.
7.875% due 11/15/2010	500,000	491,324

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	$475,000	$441,750
Reliant Energy, Inc.
Sr. Nt.
7.625% due 6/15/2014	270,000	218,700
7.875% due 6/15/2017	395,000	312,050
Sierra Pacific Resources
Sr. Nt.
8.625% due 3/15/2014	390,000	367,577
Texas Competitive Electric Holdings Co. LLC
Ser. A
10.25% due 11/1/2015(3)	965,000	482,500
Ser. B
10.25% due 11/1/2015(3)	520,000	260,000
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017	260,000	222,950
8.00% due 6/1/2020(1)	260,000	210,600
		5,175,811
Electrical Components & Equipment — 1.0%
Anixter, Inc.
10.00% due 3/15/2014	480,000	445,200
Belden, Inc.
Sr. Sub. Nt.
7.00% due 3/15/2017	135,000	110,700
		555,900
Electronics — 0.6%
Jabil Circuit, Inc.
Sr. Nt.
8.25% due 3/15/2018	420,000	312,900
		312,900
Energy — 2.6%
Chaparral Energy, Inc.
Sr. Nt.
8.50% due 12/1/2015	635,000	219,075
Encore Acquisition Co.
Sr. Sub. Nt.
7.25% due 12/1/2017	150,000	110,812
Hilcorp Energy I L.P.
Sr. Nt.
7.75% due 11/1/2015(1)	125,000	91,250
9.00% due 6/1/2016(1)	170,000	125,800
OPTI Canada, Inc.
Sr. Sec. Nt.
7.875% due 12/15/2014	150,000	65,625
8.25% due 12/15/2014	470,000	210,325
Southwestern Energy Co.
Sr. Nt.
7.50% due 2/1/2018(1)	405,000	390,825
Whiting Petroleum Corp.
Sr. Sub. Nt.
7.00% due 2/1/2014	300,000	225,000
		1,438,712
Environmental — 0.4%
Allied Waste NA, Inc.
Sr. Nt.
7.875% due 4/15/2013	250,000	248,750
		248,750
Food & Beverage — 2.2%
Aramark Corp.
Sr. Nt.
4.67% due 2/1/2015(2)	108,000	82,350
8.50% due 2/1/2015	658,000	605,360
Michael Foods, Inc.
Sr. Sub. Nt.
8.00% due 11/15/2013	580,000	516,200
		1,203,910
Gaming — 2.0%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	170,000	98,600
7.125% due 2/1/2016	340,000	183,600
Harrah’s Operating Co., Inc.
10.75% due 2/1/2016	600,000	114,000
MGM Mirage, Inc.
Sr. Nt.
7.50% due 6/1/2016	260,000	91,000
Sr. Sec. Nt.
13.00% due 11/15/2013(1)	240,000	178,800
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014(1)	158,000	131,140
Scientific Games Corp.
7.875% due 6/15/2016(1)	210,000	181,650
Snoqualmie Entertainment Authority
Sr. Nt.
9.125% due 2/1/2015(1)	420,000	109,200
		1,087,990
Health Care — 8.7%
Alliance Imaging, Inc.
Sr. Sub. Nt.
7.25% due 12/15/2012	800,000	768,000
Community Health Systems, Inc.
8.875% due 7/15/2015	690,000	652,050
DaVita, Inc.
7.25% due 3/15/2015	430,000	413,337
Fresenius Medical Care Capital Tr.
7.875% due 6/15/2011	310,000	313,875
HCA, Inc.
Sr. Nt.
6.75% due 7/15/2013	430,000	321,425
Sec. Nt.
9.125% due 11/15/2014	1,077,000	1,012,380
9.25% due 11/15/2016	870,000	791,700
Sr. Sec. Nt.
9.875% due 2/15/2017(1)	220,000	207,900
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	395,000	322,913
		4,803,580
Home Construction — 2.5%
Centex Corp.
Sr. Nt.
4.55% due 11/1/2010	260,000	236,600
KB Home
6.375% due 8/15/2011	340,000	306,000
The Ryland Group, Inc.
5.375% due 5/15/2012	210,000	182,700
Toll Corp.
8.25% due 2/1/2011	660,000	646,800
		1,372,100
Insurance — 0.4%
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(1)	300,000	237,873
		237,873

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Iron - Steel — 0.8%
Steel Dynamics, Inc.
7.375% due 11/1/2012	$600,000	$468,000
		468,000
Lodging — 1.6%
Host Marriott L.P.
Sr. Nt. Ser. O
6.375% due 3/15/2015	675,000	499,500
Royal Caribbean Cruises Ltd.
Sr. Nt.
6.875% due 12/1/2013	260,000	140,400
7.00% due 6/15/2013	390,000	218,887
		858,787
Media - Cable — 3.5%
Cablevision Systems Corp.
Sr. Nt.
8.00% due 4/15/2012(2)	435,000	423,037
Clear Channel Communications, Inc.
Sr. Nt.
5.75% due 1/15/2013	440,000	66,000
CSC Holdings, Inc.
Sr. Nt. Ser. B
7.625% due 4/1/2011	315,000	312,638
Sr. Nt.
8.50% due 4/15/2014 -6/15/2015(1)	445,000	435,887
Sr. Nt.
8.625% due 2/15/2019(1)	140,000	134,750
Mediacom Broadband LLC
Sr. Nt.
8.50% due 10/15/2015	120,000	108,000
Videotron Ltee.
9.125% due 4/15/2018(1)	220,000	223,575
Sr. Nt.
9.125% due 4/15/2018(1)	210,000	213,413
		1,917,300
Media - Non-Cable — 8.6%
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015(1)	880,000	653,400
DirecTV Holdings LLC
Sr. Nt.
8.375% due 3/15/2013	575,000	581,469
EchoStar DBS Corp.
Sr. Nt.
6.375% due 10/1/2011	790,000	762,350
Hughes Network Systems LLC
Sr. Nt.
9.50% due 4/15/2014	85,000	76,075
Intelsat Corp.
Sr. Nt.
9.25% due 8/15/2014(1)	260,000	244,400
Intelsat Jackson Holdings Ltd.
11.25% due 6/15/2016	210,000	203,700
Intelsat Subsidiary Holding Co. Ltd.
Sr. Nt.
8.50% due 1/15/2013(1)	660,000	622,050
8.875% due 1/15/2015(1)	110,000	102,025
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016	635,000	482,600
Rainbow National Services LLC
8.75% due 9/1/2012(1)	700,000	700,000
Sinclair Television Group, Inc.
8.00% due 3/15/2012	580,000	316,100
		4,744,169
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.25% due 4/1/2015	135,000	129,263
8.375% due 4/1/2017	395,000	369,325
		498,588
Natural Gas - Distributors — 2.2%
Amerigas Partners L.P.
Sr. Nt.
7.125% due 5/20/2016	510,000	479,400
Ferrellgas Partners L.P.
Sr. Nt.
6.75% due 5/1/2014(1)	260,000	218,400
Inergy LP/ Inergy Finance Corp.
8.25% due 3/1/2016	400,000	380,000
8.75% due 3/1/2015(1)	140,000	135,100
		1,212,900
Natural Gas - Pipelines — 0.5%
MarkWest Energy Partners L.P.
Sr. Nt. Ser. B
8.50% due 7/15/2016	340,000	243,100
SemGroup L.P.
Sr. Nt.
8.75% due 11/15/2015(1)(4)	565,000	19,775
		262,875
Oil & Gas — 4.9%
Atlas Energy Resources LLC
Sr. Nt.
10.75% due 2/1/2018(1)	210,000	153,300
Chesapeake Energy Corp.
6.875% due 1/15/2016	260,000	218,400
7.50% due 9/15/2013	390,000	356,850
Sr. Nt.
7.625% due 7/15/2013	255,000	234,600
9.50% due 2/15/2015	140,000	136,150
Denbury Resources, Inc.
9.75% due 3/1/2016	280,000	270,200
KCS Energy, Inc.
7.125% due 4/1/2012	300,000	271,500
PetroHawk Energy Corp.
Sr. Nt.
7.875% due 6/1/2015(1)	210,000	184,800
10.50% due 8/1/2014(1)	120,000	119,400
Quicksilver Resources, Inc.
8.25% due 8/1/2015	840,000	541,800
SandRidge Energy, Inc.
Sr. Nt.
8.00% due 6/1/2018(1)	260,000	191,100
		2,678,100
Oil & Gas Services — 0.4%
Helix Energy Solutions Group, Inc.
Sr. Nt.
9.50% due 1/15/2016(1)	260,000	153,400
Seitel, Inc.
9.75% due 2/15/2014	130,000	57,525
		210,925
Oilfield Services — 0.5%
Compagnie Generale de Geophysique-Veritas
Sr. Nt.
7.75% due 5/15/2017	65,000	49,725
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	260,000	165,100

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Stallion Oilfield Services
Sr. Nt.
9.75% due 2/1/2015(1)	$420,000	$52,500
		267,325
Packaging — 1.3%
Crown Americas LLC
7.625% due 11/15/2013	135,000	135,506
7.75% due 11/15/2015	600,000	603,000
		738,506
Paper & Forest Products — 1.9%
Graphic Packaging International, Inc.
Sr. Sub. Nt.
9.50% due 8/15/2013	764,000	546,260
Rock-Tenn Co.
Sr. Nt.
8.20% due 8/15/2011	260,000	260,650
9.25% due 3/15/2016	260,000	259,350
		1,066,260
Pipelines — 2.5%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	520,000	291,200
El Paso Corp.
Sr. Nt.
8.25% due 2/15/2016	140,000	130,900
12.00% due 12/12/2013	520,000	547,300
El Paso Performance-Linked Tr.
Sr. Nt.
7.75% due 7/15/2011(1)	170,000	162,956
Kinder Morgan Finance Co. ULC
5.70% due 1/5/2016	300,000	252,000
		1,384,356
Real Estate Investment Trusts — 1.5%
Reckson Operating Partnership L.P.
Sr. Nt.
5.15% due 1/15/2011	1,000,000	843,758
		843,758
Retailers — 1.3%
J.C. Penney Corp., Inc.
Sr. Nt.
7.65% due 8/15/2016	870,000	697,552
		697,552
Services — 0.9%
NCO Group, Inc.
Sr. Nt.
6.112% due 11/15/2013(2)	125,000	42,500
Sr. Sub. Nt.
11.875% due 11/15/2014	130,000	20,150
Service Corp. International
Sr. Nt.
7.625% due 10/1/2018	350,000	301,000
Travelport LLC
Sr. Nt.
5.886% due 9/1/2014(2)	370,000	118,400
		482,050
Supermarkets — 1.5%
Delhaize America, Inc.
Debt.
9.00% due 4/15/2031	314,000	333,736
Supervalu, Inc.
Sr. Nt.
7.50% due 11/15/2014	490,000	478,362
		812,098
Technology — 0.9%
First Data Corp.
9.875% due 9/24/2015	130,000	76,050
Nortel Networks Ltd.
Sr. Nt.
8.508% due 7/15/2011(2)(4)	230,000	36,800
10.75% due 7/15/2016(4)	140,000	26,600
10.75% due 7/15/2016(1)(4)	130,000	23,400
SunGard Data Systems, Inc.
9.125% due 8/15/2013	390,000	339,300
		502,150
Tobacco — 0.9%
Reynolds American, Inc.
Sr. Sec. Nt.
7.25% due 6/1/2013	510,000	486,593
		486,593
Transportation — 0.6%
American Railcar Industries, Inc.
Sr. Nt.
7.50% due 3/1/2014	340,000	236,300
Avis Budget Car Rental LLC
Sr. Nt.
3.738% due 5/15/2014(2)	85,000	20,400
7.625% due 5/15/2014	85,000	21,250
7.75% due 5/15/2016	255,000	63,750
		341,700
Wireless Communications — 4.1%
American Tower Corp.
Sr. Nt.
7.00% due 10/15/2017	520,000	512,200
Inmarsat Finance PLC
Sr. Nt.
7.625% due 6/30/2012	222,000	215,617
MetroPCS Wireless, Inc.
9.25% due 11/1/2014	400,000	388,000
Sr. Nt.
9.25% due 11/1/2014(1)	220,000	212,300
Sprint Capital Corp.
6.90% due 5/1/2019	535,000	377,175
7.625% due 1/30/2011	390,000	360,750
8.375% due 3/15/2012	250,000	225,000
		2,291,042
Wireline Communications — 1.9%
Frontier Communications Corp.
Sr. Nt.
6.25% due 1/15/2013	420,000	380,625
Qwest Corp.
Sr. Nt.
7.625% due 6/15/2015	375,000	337,500
7.875% due 9/1/2011	340,000	334,900
		1,053,025
Total Corporate Bonds (Cost $60,098,077)		49,070,483
Commercial Mortgage Backed Securities — 2.4%
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(1)	1,375,000	1,313,125
Total Commercial Mortgage Backed Securities (Cost $1,309,473)		1,313,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Credit-Linked Securities — 2.1%
CDX North America High Yield
Ser. 10 -T
8.875% due 6/29/2013(1)	$1,425,000	$1,132,875
Total Credit-Linked Securities (Cost $1,202,344)		1,132,875
Repurchase Agreements — 5.1%
StateStreet Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $2,842,013 due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $2,899,381	2,842,000	2,842,000
Total Repurchase Agreements (Cost $2,842,000)		2,842,000
Total Investments — 98.5% (Cost $65,451,894)		54,358,483
Other Assets, Net — 1.5%		838,148
Total Net Assets — 100.0%		$55,196,631

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $10,082,103, representing 18.3% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable Rate Security. The rate shown is the rate in effect at March 31, 2009.

(3)	Step-up bond.

(4)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nortel Networks Ltd. Sr. Nt.	8.508%	07/15/2011	230,000	230,559	36,800
Nortel Networks Ltd. Sr. Nt.	10.75%	07/15/2016	270,000	268,700	50,000
SemGroup L.P.Sr. Nt.	8.75%	11/15/2015	565,000	563,700	19,775

(5)	Subsequent to March 31, 2009, the issuer exercised a 30-day grace period on interest payments as part of a potential debt restructuring plan. The company stated on May 20, 2009 that it hopes to obtain support for a debt restructuring from its bank lenders and bondholders before the expiration on May 28, 2009 of the forbearance agreements currently in place. There can be no assurances, however, that the company will be successful in obtaining such support, which may cause it to file for bankruptcy.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	54,358,483
Level 3 – Significant Unobservable Inputs	—
Total	$54,358,483

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

March 31, 2009 (unaudited)	Principal Amount	Value
Corporate Bonds — 1.1%
Retailers — 1.1%
Wal-Mart Stores, Inc.
6.875% due 8/10/2009	$3,000,000	$3,042,230
		3,042,230
Total Corporate Bonds (Cost $3,042,230)		3,042,230
U.S. Government Securities — 7.4%
U.S. Government Agency Securities — 7.4%
FHLB
0% due 4/6/2009 (1)	5,000,000	4,999,875
2.45% due 5/7/2009	5,000,000	5,000,000
FHLMC
5.00% due 6/11/2009	5,000,000	5,043,199
FNMA
0% due 5/28/2009 (1)	5,000,000	4,997,229
		20,040,303
Total U.S. Government Securities (Cost $20,040,303)		20,040,303
Commercial Paper — 83.4%
Aerospace & Defense — 5.2%
General Dynamics Corp.
0.31% due 4/29/2009 (2)	5,000,000	4,998,795
Rockwell Collins, Inc.
0.25% due 4/13/2009 (2)	5,000,000	4,999,583
United Technologies Corp.
0.12% due 4/27/2009 (2)	4,050,000	4,049,649
		14,048,027
Airport Development & Maintenance — 1.8%
Los Angeles Department of Airports
0.85% due 4/1/2009	4,989,000	4,989,000
		4,989,000
Apparel — 1.8%
NIKE, Inc., Class B
0.30% due 6/19/2009 (2)	5,000,000	4,996,708
		4,996,708
Chemicals — 5.5%
BASF SE
0.48% due 6/23/2009 (2)	5,000,000	4,994,467
Monsanto Co.
0.22% due 4/1/2009 (2)	5,000,000	5,000,000
Praxair, Inc.
0.15% due 4/2/2009	5,000,000	4,999,979
		14,994,446
Computers — 2.1%
Hewlett-Packard Co.
0.42% due 5/1/2009 (2)	5,000,000	4,998,250
1.664% due 9/3/2009	575,000	575,964
		5,574,214
Conglomerates — 1.8%
General Electric Capital Corp.
0.37% due 6/22/2009	5,000,000	4,995,786
		4,995,786
Diversified Financial Services — 3.7%
BP Capital Markets PLC
0.44% due 7/1/2009 (2)	5,000,000	4,994,439
CME Group, Inc.
0.40% due 4/3/2009 (2)	5,000,000	4,999,889
		9,994,328
Diversified Manufacturing — 1.2%
Danaher Corp.
0.20% due 4/3/2009 (2)	3,200,000	3,199,964
		3,199,964
Education Revenue — 2.3%
Cornell University
0.65% due 6/18/2009	1,250,000	1,248,239
Pres & Fell Harvard
0.29% due 4/16/2009	5,000,000	4,999,396
		6,247,635
Electric — 1.9%
Emerson Electric Co.
0.25% due 4/8/2009 (2)	5,000,000	4,999,757
		4,999,757
Energy — 4.8%
ConocoPhillips
0.25% due 4/1/2009 (2)	3,000,000	3,000,000
0.30% due 6/25/2009 (2)	5,000,000	4,996,458
FPL Fuels, Inc.
0.50% due 4/1/2009	5,000,000	5,000,000
		12,996,458
Finance Companies — 1.8%
Private Export Funding Corp.
0.55% due 7/1/2009 (2)	5,000,000	4,993,049
		4,993,049
Food & Beverage — 12.6%
Campbell Soup Co.
0.20% due 4/8/2009 (2)	4,100,000	4,099,841
0.23% due 6/19/2009 (2)	5,000,000	4,997,476
Nestle Capital Corp.
0.32% due 4/20/2009 (2)	5,000,000	4,999,156
Pepsico, Inc.
0.17% due 4/24/2009 (2)	5,000,000	4,999,457
The Coca-Cola Co.
0.43% due 5/7/2009 (2)	5,000,000	4,997,850
Unilever Capital Corp.
0.24% due 6/12/2009 (2)	5,000,000	4,997,600
0.25% due 5/5/2009 (2)	5,000,000	4,998,819
		34,090,199
Household Products - Wares — 1.5%
Kimberly-Clark Worldwide, Inc.
0.30% due 5/1/2009 (2)	4,000,000	3,999,000
		3,999,000
Machinery — 1.9%
Deere & Co.
0.45% due 5/6/2009 (2)	5,000,000	4,997,812
		4,997,812
Oil & Gas Services — 1.7%
Northern Illinois Gas Co.
0.20% due 4/1/2009	4,500,000	4,500,000
		4,500,000
Personal Products — 3.7%
Estee Lauder Cos., Inc.
0.25% due 4/28/2009 (2)	5,000,000	4,999,063
L’Oreal U.S.A., Inc.
0.25% due 4/6/2009 (2)	5,000,000	4,999,826
		9,998,889

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Pharmaceuticals — 12.9%
Abbot Laboratories
0.25% due 5/12/2009 (2)	$5,000,000	$4,998,576
Johnson & Johnson
0.20% due 4/6/2009 (2)	5,000,000	4,999,861
0.47% due 8/31/2009 (2)	5,000,000	4,990,078
Medtronic, Inc.
0.18% due 4/23/2009 (2)	5,000,000	4,999,450
Merck & Co., Inc.
0.28% due 4/6/2009	5,000,000	4,999,806
Novartis Finance Corp.
0.18% due 4/3/2009 (2)	5,000,000	4,999,950
Sanofi-Aventis
0.23% due 4/9/2009 (2)	5,000,000	4,999,744
		34,987,465
Retailers — 1.3%
Lowe’s Cos., Inc.
0.18% due 4/2/2009	3,400,000	3,399,983
		3,399,983
Software — 3.7%
Microsoft Corp.
0.19% due 6/16/2009 (2)	5,000,000	4,997,995
0.20% due 4/2/2009 (2)	5,000,000	4,999,972
		9,997,967
Transportation — 3.7%
NetJets, Inc.
0.33% due 4/1/2009 (2)	5,000,000	5,000,000
United Parcel Service, Inc.
0.32% due 5/1/2009 (2)	5,000,000	4,998,667
		9,998,667
Utilities - Electric & Water — 4.6%
National Rural Utilities Cooperative Finance Corp.
0.22% due 6/5/2009	2,500,000	2,499,007
0.50% due 5/20/2009	5,000,000	4,996,597
Southern Co.
0.40% due 4/20/2009 (2)	5,000,000	4,998,945
		12,494,549
Wireless Communications — 1.9%
Nokia Corp.
0.28% due 4/1/2009 (2)	5,000,000	5,000,000
		5,000,000
Total Commercial Paper (Cost $225,493,903)		225,493,903
Municipal Securities — 8.2%
Connecticut — 2.1%
Connecticut St. Housing Fin. Auth.
Ser. B-4
2.95% due 4/2/2009 (3)	5,750,000	5,750,000
		5,750,000
Iowa — 1.5%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
3.90% due 4/2/2009 (3)	4,180,000	4,180,000
		4,180,000
Kansas — 3.7%
Kansas St. Dept. Trans. Hwy. Rev.
Ref-Ser. B-1
2.00% due 4/2/2009 (3)	5,000,000	5,000,000
Ref-Ser. B-3
2.00% due 4/2/2009 (3)	5,000,000	5,000,000
		10,000,000
New York — 0.9%
New York St. Dormitory Auth. Revs.
Mental Hlth. Facs. Impt. Ser. F-2B
2.40% due 4/2/2009 (3)	2,310,000	2,310,000
		2,310,000
Total Municipal Securities (Cost $22,240,000)		22,240,000
Repurchase Agreements — 0.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $14,000, due 4/1/2009, collateralized by FHLB, 4.375%, due 9/17/2010, with a value of $15,714	14,000	14,000
Total Repurchase Agreements (Cost $14,000)		14,000
Total Investments — 100.1% (Cost $270,830,436)		270,830,436
Other Liabilities, Net — (0.1)%		(260,143)
Total Net Assets — 100.0%		$270,570,293

(1)	Zero coupon bond.

(2)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2009, the aggregate market value of these securities amounted to $178,290,145 representing 65.9% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2009.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	270,830,436
Level 3 – Significant Unobservable Inputs	—
Total	$270,830,436

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 96.0%
Australia — 6.5%
Beverages — 0.7%
Fosters Group Ltd.	340,083	$1,196,017
Commercial Banks — 0.9%
Australia & New Zealand Banking Group Ltd.	131,593	1,437,955
Commercial Services & Supplies — 0.9%
Brambles Ltd.	466,378	1,555,773
Food & Staples Retailing — 1.7%
Wesfarmers Ltd.	98,006	1,286,007
Woolworths Ltd.	88,841	1,541,976

		2,827,983
Insurance — 0.4%
AMP Ltd.	208,540	680,787
Metals & Mining — 1.5%
BHP Billiton Ltd.	94,700	2,092,981
Rio Tinto Ltd.	9,875	392,189

		2,485,170
Oil, Gas & Consumable Fuels — 0.4%
Woodside Petroleum Ltd.	27,900	743,147
		10,926,832
Belgium — 2.5%
Diversified Financial Services — 2.5%
Groupe Bruxelles Lambert S.A.	62,539	4,246,110
		4,246,110
Denmark — 3.2%
Beverages — 1.1%
Carlsberg A/S, Class B	45,438	1,865,846
Chemicals — 0.7%
Novozymes A/S, Class B	17,134	1,239,507
Commercial Banks — 0.8%
Jyske Bank A/S(1)	57,894	1,321,292
Marine — 0.6%
A.P. Moller-Maersk A/S, Class B	206	905,220
		5,331,865
Finland — 3.7%
Insurance — 0.8%
Sampo Oyj, A Shares	93,538	1,379,250
Machinery — 2.9%
Kone Oyj, Class B	230,800	4,781,220
		6,160,470
France — 11.1%
Communications Equipment — 1.3%
Neopost S.A.	28,813	2,234,466
Electrical Equipment — 0.8%
Legrand S.A.	78,839	1,369,720
Health Care Equipment & Supplies — 2.9%
Essilor International S.A.	123,820	4,784,088
Multi-Utilities — 0.9%
Electricite de France	36,800	1,443,254
Oil, Gas & Consumable Fuels — 2.3%
Total S.A.	79,613	3,936,813
Personal Products — 2.0%
L’Oreal S.A.	49,406	3,396,427
Pharmaceuticals — 0.9%
Sanofi-Aventis	26,349	1,478,735
		18,643,503
Germany — 3.2%
Air Freight & Logistics — 0.8%
Deutsche Post AG	118,085	1,272,383
Diversified Financial Services — 0.6%
Deutsche Boerse AG	15,839	950,275
Health Care Providers & Services — 1.0%
Celesio AG	95,311	1,754,669
Software — 0.8%
SAP AG	41,100	1,437,149
		5,414,476
Hong Kong — 4.4%
Commercial Banks — 1.5%
BOC Hong Kong Holdings Ltd.	2,533,500	2,601,299
Distributors — 0.3%
Li & Fung Ltd.	231,000	543,915
Diversified Financial Services — 0.7%
Hong Kong Exchanges & Clearing Ltd.	118,000	1,111,338
Real Estate Management & Development — 1.6%
Cheung Kong Holdings Ltd.	190,000	1,637,578
Hang Lung Properties Ltd.	435,000	1,028,984

		2,666,562
Specialty Retail — 0.3%
Esprit Holdings Ltd.	84,500	431,149
		7,354,263
Ireland — 0.1%
Commercial Banks — 0.1%
Allied Irish Banks PLC	254,080	198,508
		198,508
Italy — 1.1%
Commercial Banks — 1.1%
Intesa Sanpaolo	336,090	924,408
UniCredito Italiano SpA	564,812	929,603

		1,854,011
		1,854,011
Japan — 20.2%
Automobiles — 0.5%
Toyota Motor Corp.	28,500	905,270
Beverages — 0.8%
Asahi Breweries Ltd.	114,100	1,368,543
Electrical Equipment — 0.7%
Mitsubishi Electric Corp.	241,000	1,095,241
Electronic Equipment, Instruments & Components — 2.2%
Hirose Electric Co. Ltd.	20,100	1,944,338
Kyocera Corp.	26,000	1,735,474

		3,679,812
Food & Staples Retailing — 1.0%
AEON Co. Ltd.	255,400	1,688,196
Health Care Equipment & Supplies — 0.8%
Olympus Corp.	80,000	1,305,487
Household Products — 0.3%
Kao Corp.	29,000	565,859
Insurance — 3.2%
Mitsui Sumitomo Insurance Group Holdings, Inc.	75,500	1,778,796
Tokio Marine Holdings, Inc.	143,700	3,539,184

		5,317,980
Internet Software & Services — 0.3%
Rakuten, Inc.	1,007	484,625
Machinery — 0.8%
SMC Corp.	13,500	1,315,737
Marine — 0.3%
Mitsui O.S.K. Lines Ltd.	119,000	588,924
Office Electronics — 1.9%
Canon, Inc.	109,800	3,200,870
Oil, Gas & Consumable Fuels — 1.3%
INPEX Corp.	237	1,678,407
Japan Petroleum Exploration Co. Ltd.	12,100	492,900

		2,171,307
Pharmaceuticals — 0.6%
Chugai Pharmaceutical Co. Ltd.	56,700	965,934
Real Estate Management & Development — 0.3%
Sumitomo Realty & Development Co. Ltd.	46,000	513,937
Semiconductor Equipment & Products — 0.9%
Rohm Co. Ltd.	20,000	999,254
Tokyo Electron Ltd.	13,100	490,643

		1,489,897

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
Software — 0.3%
Trend Micro, Inc.	16,000	$457,066
Specialty Retail — 0.9%
Yamada Denki Co. Ltd.	40,220	1,587,278
Tobacco — 1.6%
Japan Tobacco, Inc.	1,003	2,681,204
Trading Companies & Distributors — 1.5%
Hitachi High-Technologies Corp.	53,600	760,108
Mitsui & Co. Ltd.	180,000	1,833,711

		2,593,819
		33,976,986
Netherlands — 1.9%
Beverages — 1.2%
Heineken Holding N.V.	80,292	1,946,481
Semiconductor Equipment & Products — 0.7%
ASML Holding N.V.	71,200	1,253,686
		3,200,167
Norway — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Seadrill Ltd.	107,066	1,034,945
		1,034,945
Russia — 1.4%
Oil, Gas & Consumable Fuels — 0.7%
OAO Gazprom, ADR	78,550	1,163,943
Wireless Telecommunication Services — 0.7%
Mobile TeleSystems, ADR	38,000	1,136,960
		2,300,903
Singapore — 1.5%
Commercial Banks — 0.7%
DBS Group Holdings Ltd.	219,000	1,220,913
Industrial Conglomerates — 0.8%
Keppel Corp. Ltd.	384,000	1,268,682
		2,489,595
South Korea — 0.8%
Semiconductors & Semiconductor Equipment — 0.8%
Samsung Electronics Co. Ltd.	3,200	1,322,102
		1,322,102
Sweden — 6.1%
Commercial Banks — 1.8%
Svenska Handelsbanken AB, Class A	208,667	2,948,669
Diversified Financial Services — 1.8%
Investor AB, Class B	243,258	3,076,060
Machinery — 2.5%
Atlas Copco AB, Class B	619,157	4,214,840
		10,239,569
Switzerland — 9.3%
Building Products — 0.6%
Geberit AG	10,596	951,893
Commercial Banks — 1.3%
UBS AG(1)	237,813	2,229,554
Diversified Telecommunication Services — 1.1%
Swisscom AG	6,488	1,821,680
Food Products — 2.7%
Nestle S.A.	135,480	4,577,103
Health Care Equipment & Supplies — 1.3%
Straumann Holding AG	13,600	2,105,709
Insurance — 0.7%
Swiss Life Holding AG(1)	7,482	515,953
Swiss Re (Reg S)	42,852	700,136

		1,216,089
Machinery — 1.2%
Schindler Holding AG	43,320	2,045,622
Pharmaceuticals — 0.4%
Basilea Pharmaceutica(1)	10,320	642,970
		15,590,620
Taiwan — 1.7%
Electronic Equipment, Instruments & Components — 0.7%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)	247,025	1,097,639
Semiconductors & Semiconductor Equipment — 1.0%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	191,111	1,710,443
		2,808,082
United Kingdom — 16.7%
Beverages — 0.3%
SABMiller PLC	37,000	550,141
Commercial Banks — 1.0%
Standard Chartered PLC	137,000	1,701,171
Commercial Services & Supplies — 1.4%
Capita Group PLC	163,919	1,594,258
Hays PLC	774,000	807,649

		2,401,907
Construction & Engineering — 1.1%
Amec PLC	148,147	1,131,337
The Weir Group PLC	107,700	638,921

		1,770,258
Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	148,000	921,216
Media — 1.4%
Pearson PLC	52,100	523,934
Reed Elsevier PLC	247,695	1,775,981

		2,299,915
Metals & Mining — 1.0%
Johnson Matthey PLC	58,616	886,187
Lonmin PLC	38,609	789,296

		1,675,483
Oil, Gas & Consumable Fuels — 4.1%
BG Group PLC	182,790	2,757,285
Cairn Energy PLC(1)	48,568	1,514,178
John Wood Group PLC	414,018	1,330,251
Royal Dutch Shell PLC, Class A	58,500	1,315,125

		6,916,839
Pharmaceuticals — 1.9%
GlaxoSmithKline PLC	205,677	3,203,358
Software — 0.3%
Autonomy Corp. PLC(1)	23,867	445,587
Tobacco — 1.6%
Imperial Tobacco Group PLC	121,400	2,726,449
Wireless Telecommunication Services — 2.1%
Vodafone Group PLC	1,980,800	3,453,435
		28,065,759
Total Common Stocks (Cost $210,057,933)		161,158,766
Preferred Stocks — 1.6%
Brazil — 1.6%
Commercial Banks — 0.6%
Banco Itau Holdings Financeira S.A., ADR	95,400	1,037,952
Oil, Gas & Consumable Fuels — 1.0%
Petroleo Brasileiro S.A., ADR	66,400	1,626,800
		2,664,752
Total Preferred Stocks (Cost $2,497,076)		2,664,752

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 3/31/2009, maturity value of $3,287,001, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $3,353,054	$3,287,000	$3,287,000
Total Repurchase Agreements (Cost $3,287,000)		3,287,000
Total Investments — 99.6% (Cost $215,842,009)		167,110,518
Other Assets, Net — 0.4%		695,777
Total Net Assets — 100.0%		$167,806,295

(1)	Non-income producing security.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$5,629,302
Level 2 – Significant Other Observable Inputs	161,481,216
Level 3 – Significant Unobservable Inputs	—
Total	$167,110,518

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 86.6%
Brazil — 6.0%
Metals & Mining — 2.2%
Companhia Vale do Rio Doce, ADR	120,900	$1,607,970
Multiline Retail — 1.1%
B2W Companhia Global do Varejo	32,900	305,918
Lojas Renner S.A.	82,600	507,404

		813,322
Oil, Gas & Consumable Fuels — 1.9%
OGX Petroleo e Gas Participacoes S.A.(1)	4,500	1,379,263
Road & Rail — 0.8%
Companhia de Concessoes Rodoviarias	65,600	589,615
		4,390,170
Chile — 0.5%
Chemicals — 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	13,600	361,216
		361,216
Czech Republic — 1.3%
Diversified Telecommunication Services — 0.5%
Telefonica O2 Czech Republic A.S.	18,100	357,548
Electric Utilities — 0.8%
CEZ A.S.	17,700	629,587
		987,135
Egypt — 0.4%
Capital Markets — 0.4%
Egyptian Financial Group-Hermes Holding	113,000	316,039
		316,039
India — 7.1%
Automobiles — 1.4%
Hero Honda Motors Ltd.	48,000	1,018,149
Construction Materials — 0.7%
ACC Ltd.	45,000	510,870
Diversified Financial Services — 1.1%
Reliance Capital Ltd.	113,300	800,400
Electrical Equipment — 0.5%
Bharat Heavy Electricals Ltd.	14,000	417,548
Information Technology Services — 0.4%
Satyam Computer Services Ltd.	380,600	290,474
Metals & Mining — 0.8%
Jindal Steel & Power Ltd.	24,800	595,406
Oil, Gas & Consumable Fuels — 1.2%
Reliance Industries Ltd.	28,958	870,905
Thrifts & Mortgage Finance — 1.0%
Housing Development Finance Corp., Ltd.	26,700	742,331
		5,246,083
Indonesia — 5.6%
Automobiles — 1.1%
PT Astra International Tbk	635,500	786,650
Commercial Banks — 2.3%
PT Bank Mandiri	4,952,000	937,980
PT Bank Rakyat Indonesia	2,073,000	755,587

		1,693,567
Diversified Telecommunication Services — 2.2%
PT Indosat Tbk	930,500	381,605
PT Telekomunikasi Indonesia	1,900,200	1,240,128

		1,621,733
		4,101,950
Malaysia — 0.4%
Commercial Banks — 0.4%
Public Bank Berhad (Foreign Shares)	148,900	308,582
Public Bank Berhad (Local Shares)	4,254	8,821

		317,403
		317,403
Mexico — 5.9%
Beverages — 1.0%
Fomento Economico Mexicano S.A.B de C.V., ADR	29,100	733,611
Commercial Banks — 0.8%
Grupo Financiero Banorte S.A.B. de C.V.	422,636	560,630
Food & Staples Retailing — 1.2%
Wal-Mart de Mexico S.A.B. de C.V.	395,042	922,276
Wireless Telecommunication Services — 2.9%
America Movil SAB de C.V., ADR, Series L	78,700	2,131,196
		4,347,713
People’s Republic of China — 18.7%
Commercial Banks — 2.4%
China Construction Bank Corp., H shares	1,648,000	935,534
China Merchants Bank Co. Ltd., H shares	493,500	856,036

		1,791,570
Computers & Peripherals — 2.0%
BYD Co. Ltd., H shares(1)	807,500	1,483,580
Construction Materials — 0.6%
China National Building Material Co. Ltd., H shares	318,000	470,592
Distributors — 1.2%
China Resources Enterprise Ltd.	586,000	908,953
Diversified Financial Services — 0.7%
Bank of China Ltd., H shares	1,563,000	520,206
Insurance — 1.2%
China Insurance International Holdings Co. Ltd.	532,000	855,339
Internet Software & Services — 1.4%
Baidu, Inc., ADR(1)	5,600	988,960
Multiline Retail — 0.7%
Parkson Retail Group Ltd.	472,500	479,311
Oil, Gas & Consumable Fuels — 2.8%
China Shenhua Energy Co. Ltd., H shares	509,500	1,149,568
CNPC Hong Kong Ltd.	2,120,000	899,806

		2,049,374
Specialty Retail — 1.0%
GOME Electrical Appliances Holdings Ltd.(2)(3)	6,232,000	723,660
Wireless Telecommunication Services — 4.7%
China Mobile Ltd.	236,000	2,060,343
China Unicom Ltd.	1,316,000	1,373,286

		3,433,629
		13,705,174
Poland — 0.6%
Diversified Financial Services — 0.6%
International Personal Finance	342,000	440,833
		440,833
Russia — 5.9%
Food & Staples Retailing — 0.4%
X5 Retail Group N.V., GDR (Reg S)(1)	31,620	315,905
Food Products — 0.4%
Wimm-Bill-Dann Foods, ADR(1)	9,100	289,471
Oil, Gas & Consumable Fuels — 4.2%
Gazprom, ADR	140,250	2,078,205
Rosneft Oil Co., GDR (Reg S)	233,000	997,950

		3,076,155
Wireless Telecommunication Services — 0.9%
Mobile TeleSystems, ADR	12,700	379,984
Vimpel-Communications, ADR	42,600	278,604

		658,588
		4,340,119
South Africa — 5.7%
Diversified Financial Services — 0.5%
FirstRand Ltd.	270,100	344,329
Food & Staples Retailing — 0.9%
Massmart Holdings Ltd.	85,928	631,741

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series (continued)

March 31, 2009 (unaudited)	Shares	Value
Industrial Conglomerates — 0.7%
Remgro Ltd.	72,400	$515,761
Media — 1.9%
Naspers Ltd., N shares	81,290	1,375,472
Metals & Mining — 1.7%
Impala Platinum Holdings Ltd.	38,500	644,309
Lonmin PLC	31,200	637,832

		1,282,141
		4,149,444
South Korea — 11.2%
Food & Staples Retailing — 1.5%
Shinsegae Co. Ltd.	3,550	1,114,952
Insurance — 1.8%
Samsung Fire & Marine Insurance Co. Ltd.	11,600	1,350,941
Internet Software & Services — 1.1%
NHN Corp.(1)	7,400	815,379
Metals & Mining — 1.1%
POSCO	2,900	772,790
Semiconductors & Semiconductor Equipment — 4.6%
Samsung Electronics Co. Ltd.	8,246	3,406,893
Textiles, Apparel & Luxury Goods — 1.1%
Cheil Industries, Inc.	28,400	783,119
		8,244,074
Taiwan — 10.9%
Computers & Peripherals — 1.0%
High Tech Computer Corp.	58,900	725,235
Electronic Equipment & Instruments — 2.6%
Hon Hai Precision Industry Co. Ltd.	837,403	1,894,875
Insurance — 0.9%
China Life Insurance Co. Ltd.(1)	2,050,040	669,198
Multiline Retail — 1.1%
Far Eastern Department Stores Ltd.	1,580,281	820,666
Semiconductors & Semiconductor Equipment — 5.3%
MediaTek, Inc.	96,000	903,712
Taiwan Semiconductor Manufacturing Co. Ltd.	1,996,886	3,007,013

		3,910,725
		8,020,699
Thailand — 0.8%
Commercial Banks — 0.8%
Bank of Ayudhya Public Co. Ltd.	2,277,400	560,963
		560,963
Turkey — 2.9%
Commercial Banks — 2.9%
Turkiye Garanti Bankasi A.S.(1)	775,200	1,097,187
Turkiye Is Bankasi	465,500	1,044,541

		2,141,728
		2,141,728
Vietnam — 0.5%
Metals & Mining — 0.5%
Vietnam Resource Investments Holdings Ltd.(2)	61,000	335,500
		335,500
Other African Countries — 0.4%
Metals & Mining — 0.4%
Gem Diamonds Ltd.(1)	75,600	161,504
Kenmare Resources PLC(1)	1,390,494	156,970

		318,474
		318,474
Other Emerging Markets Countries — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Dragon Oil PLC(1)	482,590	1,336,488
		1,336,488
Total Common Stocks (Cost $80,795,362)		63,661,205
Preferred Stocks — 11.6%
Brazil — 9.8%
Commercial Banks — 3.6%
Banco Bradesco S.A.	104,897	1,044,561
Itau Unibanco Banco Multiplo S.A.	33,000	364,889
Itausa-Investimentos Itau S.A.	350,314	1,203,579

		2,613,029
Electric Utilities — 0.7%
Companhia Energetica de Minas Gerais	37,300	554,576
Media — 0.5%
NET Servicos de Comunicacao S.A.(1)	48,900	360,255
Oil, Gas & Consumable Fuels — 4.3%
Petroleo Brasileiro S.A., ADR	104,224	3,175,705
Road & Rail — 0.7%
All America Latina Logistica (Units)	118,900	506,404
		7,209,969
Colombia — 0.9%
Commercial Banks — 0.9%
BanColombia S.A., ADR (Reg S)	34,100	663,927
		663,927
South Korea — 0.9%
Semiconductor Equipment & Products — 0.9%
Samsung Electronics Co. Ltd.	2,734	626,775
		626,775
Total Preferred Stocks (Cost $6,887,006)		8,500,671

	Warrants
Warrants — 0.0%
Vietnam — 0.0%
Vietnam Resource Investments Holdings Ltd.(1)(2)	9,100	136
		136
Total Warrants (Cost $0)		136

	Principal Amount
Repurchase Agreements — 1.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 3/31/2009, maturity value of $791,000, due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $808,704	$791,000	791,000
Total Repurchase Agreements (Cost $791,000)		791,000
Total Investments — 99.3% (Cost $88,473,368)		72,953,012
Other Assets, Net — 0.7%		521,986
Total Net Assets — 100.0%		$73,474,998

(1)	Non-income producing security.

(2)	Fair valued security.

(3)	Security deemed illiquid by the investment adviser.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$10,610,644
Level 2 – Significant Other Observable Inputs	62,342,368
Level 3 – Significant Unobservable Inputs	—
Total	$72,953,012

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at March 31, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS MidCap Opportunities VIP Series	$2,593,284	$47,571	$76,134	$(28,563)
RS Technology VIP Series	2,141,058	(428,942)	92,257	(521,199)
RS Partners VIP Series	15,169,567	(3,993,026)	565,460	(4,558,486)
RS Value VIP Series	1,838,168	(569,742)	44,697	(614,439)
RS Global Natural Resources VIP Series	12,704,479	(4,447,066)	167,339	(4,614,405)
RS Large Cap Value VIP Series	35,140,401	(9,689,247)	1,310,686	(10,999,933)
RS Small Cap Core Equity VIP Series	104,500,485	(22,595,471)	3,852,697	(26,448,168)
RS Core Equity VIP Series	723,334,491	(146,108,748)	22,207,910	(168,316,658)
RS Equity Dividend VIP Series	2,327,417	(400,852)	68,189	(469,041)
RS S&P 500 Index VIP Series	181,498,589	(42,790,287)	21,362,632	(64,152,919)
RS Asset Allocation VIP Series	36,656,213	(12,674,893)	—	(12,674,893)
RS Investment Quality Bond VIP Series	454,072,559	(23,714,945)	7,821,953	(31,536,898)
RS Low Duration Bond VIP Series	41,048,952	(122,615)	383,223	(505,838)
RS High Yield Bond VIP Series	65,454,491	(11,096,008)	424,272	(11,520,280)
RS Money Market VIP Series	270,830,436	—	—	—
RS International Growth VIP Series	215,984,627	(48,874,109)	13,889,845	(62,763,954)
RS Emerging Markets VIP Series	90,388,114	(17,435,102)	8,545,057	(25,980,159)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. See the table below for restricted and illiquid securities held at March 31, 2009.

Restricted and Illiquid Securities

Fund	Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
RS Investment Quality Bond VIP Series	PPF Funding, Inc.	$750,000	$746,028	$532,297	4/4/07	0.13%
	Symetra Financial Corp.	800,000	794,799	621,230	3/23/06	0.15%

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2009, is listed below:

Affiliated Issuers

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Asset Allocation VIP Series	RS S&P 500 Index VIP Series	4,156,048	—	278,163	3,877,885	$—	$22,530,514

						$—	$22,530,514

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

Derivative Instruments and Hedging Activities

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2009. Please see the Funds’ prospectus for information on the Funds’ policy regarding the objectives and strategies for using financial futures contracts.

Derivative Instrument Type	RS S&P 500 Index VIP Series	RS Asset Allocation VIP Series
Financial Futures Contracts (S&P 500 Index)	$260,557	$151,125

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: May 28, 2009

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: May 28, 2009